As filed with the Securities and Exchange Commission on November 14, 2011

1933 Act Registration File No. 333-_____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[ ]	Post-Effective Amendment No. ___

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

 (Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 967-3509

Gene L. Needles, Jr., President
4151 Amon Carter Boulevard
MD 2450
Fort Worth, Texas 76155
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December 14, 2011 pursuant to Rule 488.

Title of Securities Being Registered: Institutional Class shares of American Beacon Bridgeway Large Cap Value Fund, a series of the Registrant.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Questions and Answers

Part A - Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

BRIDGEWAY FUNDS, INC.
Bridgeway Large-Cap Value Fund

20 Greenway Plaza, Suite 450
Houston, Texas 77046

_________, 2011

To the Shareholders:

We are pleased to announce that the Bridgeway Large-Cap Value Fund (the “Bridgeway Fund”), a series of Bridgeway Funds, Inc. (the “Company”), is proposing to reorganize into the American Beacon Bridgeway Large Cap Value Fund (the “AB Fund”), a newly created series of American Beacon Funds (the “AB Trust”).  The AB Fund is designed to be substantially similar from an investment perspective to the Bridgeway Fund.

A Special Meeting of Shareholders of the Bridgeway Fund is to be held at 11:00 a.m. Central time on Wednesday, February 1, 2012, at 20 Greenway Plaza, Suite 450, Houston, Texas 77046, where you will be asked to vote on the proposal to reorganize the Bridgeway Fund into the AB Fund.  A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting and a postage-prepaid envelope in which to return your proxy card are enclosed.

The primary purpose of the reorganization transaction (the “Reorganization”) is to move the Bridgeway Fund to the American Beacon Family of Funds.  The Reorganization will shift management oversight responsibility for the Bridgeway Fund from Bridgeway Capital Management, Inc. (“Bridgeway”) to American Beacon Advisors, Inc. (the “Manager”).  The Manager is an experienced provider of investment advisory services to institutional and retail investors, with over [      ] billion mutual fund and

[      ] billion overall assets under management.  Since 1986, the Manager has offered a variety of services and products, including corporate cash management, separate account management, and mutual funds.  The Reorganization has the potential to expand the Bridgeway Fund’s presence in more distribution channels, increase its asset base and lower operating expenses as a percentage of assets.

However, by engaging Bridgeway as the sub-adviser (the “Sub-Adviser”) to the AB Fund, the Manager will provide continuity of the portfolio management team that has been responsible for the Bridgeway Fund’s performance record since its inception in 2003. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Bridgeway Fund will remain the same.

The Reorganization will not result in any increase in the advisory fees payable by the AB Fund over those advisory fees currently incurred by the Bridgeway Fund.  The Bridgeway Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees, and no such fees will be assessed by the AB Fund.  The Reorganization will not result in any increase in the overall net expense ratio during the first year as compared to the net expense ratio currently paid by the Bridgeway Fund and will not result in any increase in the gross expense ratio as compared to the gross expense ratio currently paid by the Bridgeway Fund.

If Bridgeway Fund shareholders approve the Reorganization, it will take effect on or about February 3, 2012.  At that time, the Bridgeway Fund Class N Shares you currently own would, in effect, be exchanged on a tax-free basis for, respectively, Institutional Class shares of the AB Fund with the same aggregate value, as follows:

Bridgeway Large-Cap Value Fund	à	American Beacon Bridgeway Large Cap Value Fund
Class N Shares	à	Institutional Class shares

No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares.

The Board of Directors of the Company (the “Board”), on behalf of the Bridgeway Fund, unanimously recommends that the shareholders of the Bridgeway Fund vote in favor of the proposed Reorganization.

Detailed information about the proposal is contained in the enclosed materials.  Whether or not you plan to attend the meeting in person, we need your vote.  Once you have decided how you will vote, please promptly complete, sign, date and return the enclosed proxy card or vote by telephone or internet.  If you have any questions regarding the proposal to be voted on, please do not hesitate to call 800-661-3550.

Your vote is very important to us. Thank you for your response and for your continued investment in the Bridgeway Large-Cap Value Fund.

Respectfully,

Michael D. Mulcahy President, Bridgeway Funds, Inc.

BRIDGEWAY FUNDS, INC.
Bridgeway Large-Cap Value Fund

20 Greenway Plaza, Suite 450
Houston, Texas 77046

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FEBRUARY 1, 2012.

To the Shareholders of the Bridgeway Large-Cap Value Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Bridgeway Large-Cap Value Fund (the “Bridgeway Fund”), a series of Bridgeway Funds, Inc. (the “Company”), is to be held at 11:00 a.m. Central time on Wednesday, February 1, 2012, at 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization and Termination (the “Plan”) providing for the transfer of all of the assets of the Bridgeway Fund to the American Beacon Bridgeway Large Cap Value Fund (the “AB Fund”), a newly created series of American Beacon Funds (the “AB Trust”).  The transfer effectively would be (a) an exchange of your Class N Shares of the Bridgeway Fund for Institutional Class shares of the AB Fund, which would be distributed pro rata by the Bridgeway Fund to the holders of its shares in complete liquidation of the Bridgeway Fund, and (b) the AB Fund’s assumption of all of the liabilities of the Bridgeway Fund, as follows:

Bridgeway Large-Cap Value Fund	à	American Beacon Bridgeway Large Cap Value Fund
Class N Shares	à	Institutional Class shares

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the shares of common stock in the Bridgeway Fund as of the close of business on December 7, 2011 are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting or if quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Any such adjournment would require the affirmative vote of the holders of a majority of the shares present in person or by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Bridgeway Fund on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Directors,

Deborah L. Hanna, Secretary
___________, 2011

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on Wednesday, February 1, 2012 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.______________. On this website, you will be able to access the Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote through the internet, by visiting the website address on your proxy card, or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Bridgeway Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so.

BRIDGEWAY FUNDS, INC.
Bridgeway Large-Cap Value Fund

20 Greenway Plaza, Suite 450
Houston, Texas 77046

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: ________, 2011

Question:  What is this document and why did you send it to me?

Answer:  The attached document is a proxy statement for the Bridgeway Large-Cap Value Fund (the “Bridgeway Fund”), a series of Bridgeway Funds, Inc. (the “Company”), and a prospectus for the Institutional Class shares of American Beacon Bridgeway Large Cap Value Fund (the “AB Fund”), a newly created series of the American Beacon Funds (the “AB Trust”).  The purposes of this Combined Proxy Statement and Prospectus (the “Proxy Statement”) are to (1) solicit votes from shareholders of the Bridgeway Fund to approve the proposed reorganization of the Bridgeway Fund into the AB Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization and Termination between the Company and the AB Trust (the “Plan”) and (2) provide information regarding the Institutional Class shares of the AB Fund.

The Proxy Statement contains information that shareholders of the Bridgeway Fund should know before voting on the Reorganization.  The Proxy Statement should be retained for future reference.

Question:  What is the purpose of the Reorganization?

Answer:  The primary purpose of the Reorganization is to move the Bridgeway Fund to the American Beacon Family of Funds.  Reconstituting the Bridgeway Fund as a series of the AB Trust has the potential to (a) expand the Bridgeway Fund’s presence in more distribution channels, (b) increase its asset base, and (c) lower operating expenses as a percentage of assets.  Bridgeway Capital Management, Inc. (“Bridgeway”), the current adviser to the Bridgeway Fund, will be retained as the sub-adviser to the AB Fund and recommends that the Bridgeway Fund be reorganized as a series of the AB Trust.

Question:  How will the Reorganization work?

Answer:  In order to reconstitute the Bridgeway Fund as a series of the AB Trust, a substantially similar fund, referred to as the “AB Fund,” has been created as a new series of the AB Trust.  If shareholders of the Bridgeway Fund approve the Plan, the Bridgeway Fund will transfer all of its assets to the AB Fund in return for shares of the AB Fund and the AB Fund’s assumption of the Bridgeway Fund’s liabilities.  The Bridgeway Fund will then distribute the shares it receives from the AB Fund to shareholders.  Existing shareholders of the Bridgeway Fund’s Class N Shares will become shareholders of the AB Fund’s Institutional Class shares, and immediately after the Reorganization each shareholder will hold the same number of Institutional Class shares of the AB Fund, with the same net asset value per share and total value, as the Class N Shares of the Bridgeway Fund that he or she held immediately prior to the Reorganization.  Subsequently, the Bridgeway Fund will be liquidated.

Please refer to the Proxy Statement for a detailed explanation of the proposal.  If the Plan is approved by shareholders of the Bridgeway Fund at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization presently is expected to be effective on or about February 3, 2012.

Question:  How will this Reorganization affect me as a shareholder?

Answer:  You will become a shareholder of the AB Fund.  The shares of the AB Fund that you receive will have a total net asset value equal to the total net asset value of the shares you hold in the Bridgeway Fund as of the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of the Reorganization. The Reorganization is expected to be tax-free to the Bridgeway Fund and its shareholders.

The Reorganization will shift management oversight responsibility for the Bridgeway Fund from Bridgeway to American Beacon Advisors, Inc. (the “Manager”).  However, by engaging Bridgeway (the “Sub-Adviser”), the current adviser to the Bridgeway Fund, the Manager will provide continuity of the portfolio management team, including the portfolio management team leader, John Montgomery, who has been responsible for the Bridgeway Fund’s performance record since its inception in 2003. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Bridgeway Fund will remain the same.  The investment objective and strategies of the AB Fund will be substantially similar to those of the Bridgeway Fund.  However, the AB Fund may make greater use of investments in money market funds and futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs than the Bridgeway Fund. The AB Fund’s investment limitations are substantially similar to those of the Bridgeway Fund; however, the investment limitations have been harmonized by the AB Fund to align with the limitations with those of funds in the AB Fund complex.

The Manager also will provide continuity of the other services currently provided to the Bridgeway Fund.  Foreside Fund Services, LLC (“Foreside”), which currently serves as the distributor and principal underwriter of the Bridgeway Fund’s shares, also will serve as the distributor and principal underwriter for the AB Fund.  Additionally, the Manager will engage Foreside to provide sub-administrative services in connection with the marketing and distribution of shares of the AB Fund.  Currently, The Bank of New York Mellon (“BNYM”) serves as custodian, BNY Mellon Investment Servicing (US) Inc. (“BNYM Investment Servicing”) provides fund administration, transfer agency and fund accounting services to the Bridgeway Fund and Bridgeway provides certain administrative services to the Bridgeway Fund.  The AB Fund will engage State Street Bank and Trust Company (“State Street”) as custodian and accounting agent and Boston Financial Data Services, a State Street affiliate, as transfer agent.  The Manager will provide administration services for the AB Fund.

The Reorganization will move the assets of the Bridgeway Fund from the Company, a Maryland corporation, to the AB Fund, a series of the AB Trust, a Massachusetts business trust.  As a result of the Reorganization, the AB Fund will operate under the supervision of the AB Trust’s Board of Trustees (“AB Board”).

Question:  Who will manage the AB Fund?

Answer:  The Manager will be responsible for overseeing the management of the AB Fund, and the portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Bridgeway Fund will continue to manage the portfolio of the AB Fund.

2

The Manager is an experienced provider of investment advisory services to institutional and retail investors, with over $____ billion mutual fund and $____ billion overall assets under management.  Since 1986, the Manager has offered a variety of services and products, including corporate cash management, separate account management, and mutual funds.  The Manager serves retail clients as well as defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.  There are currently 20 series of the AB Trust.  The American Beacon Family of Funds advised by the Manager currently includes international and domestic equity portfolios spanning a variety of longer-range investment strategies through balanced portfolios, as well as short-term investment options such as bond funds and money market funds.

The Sub-Adviser is a Texas corporation.  The Sub-Adviser was formed in 1993 and had approximately $__ billion of assets under management as of September 30, 2011.  The Sub-Adviser is not engaged in any other business of a substantial nature.

Question:  How will the Reorganization affect the fees and expenses I pay as a shareholder of the Bridgeway Fund?

Answer:  The Reorganization will not result in any increase in the advisory fees payable by the AB Fund over those advisory fees currently incurred by the Bridgeway Fund.  The Bridgeway Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees, and no such fees will be assessed by the AB Fund.  The Reorganization will not result in any increase in the overall net expense ratios during the first year compared to the net expense ratio currently paid by the Bridgeway Fund and will not result in any increase in the gross expense ratio as compared to the gross expense ratio currently paid by the Bridgeway Fund.  The total annual fund operating expenses of the Class N Shares of the Bridgeway Fund as of the fiscal year ended June 30, 2011 are 1.17% of its average daily net assets before the cap on expenses and 0.84% of its average daily net assets after fee waivers.  The projected total annual fund operating expenses for the Institutional Class shares of the AB Fund, based on the same asset levels, are 1.16% of the AB Fund’s average daily net assets before the cap on expenses and 0.84% of its average daily net assets after fee waivers. The Manager has contractually agreed to cap Fund expenses through March 29, 2013, to the extent that total annual fund operating expenses of the Institutional Class shares exceed the annual rate of 0.84% excluding taxes, interest, portfolio transaction expenses and other extraordinary expenses.  Whereas the expense cap for the Bridgeway Fund can only be changed by a shareholder vote, the expense cap for the AB Fund may be changed by approval of a majority of the AB Board.  The AB Board intends to consider the continuation of the expense cap in one year increments.

Question:  Will the Reorganization result in any taxes?

Answer:  We expect that neither the Bridgeway Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and the Company and the AB Trust expect to receive a tax opinion confirming this position. Shareholders should consult their tax adviser about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

3

Question:  Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer:  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses.  Your vote is very important to us regardless of the number of shares you own.

Question:  How does the Company’s Board of Directors (the “Board”) recommend that I vote?

Answer:  After careful consideration and upon recommendation of Bridgeway, the Board unanimously recommends that shareholders vote “FOR” the Plan.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  The Manager and Bridgeway will pay all direct costs relating to the Reorganization, including the costs relating to the Special Meeting and the Proxy Statement.  The Bridgeway Fund will not incur any expenses in connection with the Reorganization.

Question:  What will happen if the Plan is not approved by shareholders?

Answer:  If shareholders of the Bridgeway Fund do not approve the Plan, the Bridgeway Fund will not be reorganized into the AB Fund.  The Board will meet to consider other alternatives.

Question:  How do I vote my shares?

Answer:  You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.

Question:  Who do I call if I have questions?

Answer:  If you have any questions about the proposal or the proxy card, please do not hesitate to call Bridgeway at (800) 661-3550.

4

COMBINED PROXY STATEMENT AND PROSPECTUS

_________, 20__

FOR THE REORGANIZATION OF

Bridgeway Large-Cap Value Fund,
a series of Bridgeway Funds, Inc.
20 Greenway Plaza, Suite 450
Houston, Texas 77046
(800) 661-3550

INTO

American Beacon Bridgeway Large Cap Value Fund,
a series of American Beacon Funds
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(817) 967-3509

_________________________________________

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Directors (the “Board”) of the Bridgeway Funds, Inc. (the “Company”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Bridgeway Large-Cap Value Fund, a series of the Company, managed by Bridgeway Capital Management, Inc. (“Bridgeway”), at the principal executive offices of the Company located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046, Wednesday, February 1, 2012, at 11:00 a.m. Central time.  At the Special Meeting, shareholders of the Bridgeway Fund will be asked:

1.      To approve an Agreement and Plan of Reorganization and Termination (the “Plan”) providing for the transfer of all of the assets of the Bridgeway Fund to the American Beacon Bridgeway Large Cap Value Fund (the “AB Fund”), a newly created series of American Beacon Funds (the “AB Trust”), in exchange for:

(a) Institutional Class shares of the AB Fund equal in number and value to the Bridgeway Fund’s Class N Shares, which will be distributed pro rata by the Bridgeway Fund to the holders of its shares in complete liquidation of the Bridgeway Fund as follows:

Bridgeway Large-Cap Value Fund	à	American Beacon Bridgeway Large Cap Value Fund
Class N Shares	à	Institutional Class shares

(b) the AB Fund’s assumption of all of the liabilities of the Bridgeway Fund (collectively, the “Reorganization”); and

2.      To transact any other business as may properly come before the Special Meeting or any adjournments thereof.

The Bridgeway Fund is a series of the Company, an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) and organized as a Maryland corporation.  The AB Fund is a newly created series of the AB Trust, an open-end management investment company registered with the SEC and organized as a Massachusetts business trust.

This Proxy Statement sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information relating to the AB Fund and the Proxy Statement is set forth in the Statement of Additional Information to this Proxy Statement dated _________, 20__, which is incorporated by reference into the Proxy Statement.  Additional information about the AB Fund has been filed with the SEC and is available upon request and without charge by writing to the AB Fund or by calling (800) 658-5811.  The Bridgeway Fund expects that the Proxy Statement will be mailed to shareholders on or about December 28, 2011.

The following documents have been filed with the SEC and are incorporated by this reference into this Proxy Statement, which means that these documents are considered legally to be part of the Proxy Statement:

●	Statement of Additional Information to this Proxy Statement, dated ________, 20__;

●	Prospectus and Statement of Additional Information of the Bridgeway Fund, each dated October 31, 2011; and

●	Annual Report to Shareholders of the Bridgeway Fund for the fiscal year ended June 30, 2011.

The Bridgeway Fund’s Prospectus dated October 31, 2011 and Annual Report to Shareholders for the fiscal year ended June 30, 2011, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to the Company, through the internet at www.bridgeway.com, or by calling (800) 661-3550.

Because the AB Fund has not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report is available for the AB Fund at this time.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the AB Fund involves investment risk, including the possible loss of principal.

TABLE OF CONTENTS

I.	PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION			1
	A.	OVERVIEW		1
	B.	REASONS FOR THE REORGANIZATION		1
	C.	BRIDGEWAY BOARD CONSIDERATIONS		2
	D.	COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE FUNDS		4
	E.	COMPARISON OF PRINCIPAL RISKS		11
	F.	COMPARISON OF THE FUNDS’ INVESTMENT RESTRICTIONS AND LIMITATIONS		13
	G.	COMPARISON OF FEES AND EXPENSES		19
	H.	PERFORMANCE INFORMATION		21
	I.	COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES		22
	J.	KEY INFORMATION ABOUT THE PROPOSAL		24
		1.	SUMMARY OF THE PROPOSED REORGANIZATION	24
		2.	DESCRIPTION OF THE AB FUND’S SHARES	25
		3.	FEDERAL INCOME TAX CONSEQUENCES	25
		4.	COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS	26
		5.	CAPITALIZATION	27
	K.	ADDITIONAL INFORMATION ABOUT THE AB FUND		28
		1.	INVESTMENT ADVISER AND SUB-ADVISER	28
		2.	OTHER SERVICE PROVIDERS	29
		3.	TAX CONSIDERATIONS	29
		4.	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	29
II.	VOTING INFORMATION			29
	A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED		29
	B.	HOW TO VOTE		30
	C.	PROXIES		30
	D.	QUORUM AND ADJOURNMENTS		30
	E.	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”		31
	F.	SOLICITATION OF PROXIES		31
III.	OTHER INFORMATION			31
	A.	OTHER BUSINESS		31
	B.	NEXT MEETING OF SHAREHOLDERS		32
	C.	LEGAL MATTERS		32
	D.	INFORMATION FILED WITH THE SEC		32
APPENDIX A AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION				A-1
APPENDIX B OWNERSHIP OF SHARES OF THE BRIDGEWAY FUND				B-1
APPENDIX C VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION FOR THE AB FUND				C-1
APPENDIX D FINANCIAL HIGHLIGHTS OF THE AB FUND				D-1

 I.          PROPOSAL – TO APPROVE THE AGREEMENT AND
          PLAN OF REORGANIZATION AND TERMINATION

A.	OVERVIEW

The Board, including all the Directors who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Company, proposes that the Bridgeway Fund reorganize into the AB Fund and that each Bridgeway Fund shareholder become a shareholder of the AB Fund, pursuant to the Plan attached to this Proxy Statement as Appendix A.  The Board considered the Reorganization at its regularly scheduled meeting held on November 11, 2011.  The Board believes that the Reorganization is in the best interests of the Bridgeway Fund and its shareholders.

In order to reorganize the Bridgeway Fund into a series of the AB Trust, a substantially similar fund, referred to as the “AB Fund,” has been created as a new series of the AB Trust.  If the shareholders of the Bridgeway Fund approve the Plan, the Reorganization will have three primary steps:

*           First, the Bridgeway Fund will transfer all of its assets to the AB Fund in exchange solely for Institutional Class shares of the AB Fund and the AB Fund’s assumption of all of the Bridgeway Fund’s liabilities;

*           Second, each holder of the Bridgeway Fund will receive a pro rata distribution of the AB Fund’s Institutional Class shares, as the case may be; and

*           Third, the Bridgeway Fund will be liquidated.

Approval of the Plan will constitute approval of the transfer of the Bridgeway Fund’s assets, the assumption of its liabilities, the distribution of the AB Fund’s Institutional Class shares, and liquidation of the Bridgeway Fund.  The Institutional Class shares issued in connection with the Reorganization will have an aggregate net asset value equal to the net value of the assets that the Bridgeway Fund transferred to the AB Fund, less the Bridgeway Fund’s liabilities that the AB Fund assumes.  The value of a Fund shareholder’s account with the AB Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the Bridgeway Fund immediately prior to the Reorganization.  No sales charge or fee of any kind will be charged to the Bridgeway Fund’s shareholders in connection with the Reorganization.

The Company believes that the Reorganization will constitute a tax-free transaction for federal income tax purposes.  The Company and the AB Trust will receive an opinion from tax counsel to the AB Trust substantially to such tax treatment and effect.  Therefore, shareholders should not recognize any gain or loss on their Bridgeway Fund shares for federal income tax purposes as a direct result of the Reorganization.

B.	REASONS FOR THE REORGANIZATION

The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with Bridgeway Fund to the American Beacon Family of Funds.  Reconstituting the Bridgeway Fund as a series of American Beacon has the potential to expand the distribution network and increase the Bridgeway Fund’s assets, as the AB Trust has access to greater resources and distribution channels than does the Company.

1

The Reorganization will shift management oversight responsibility for the Bridgeway Fund from Bridgeway Capital Management, Inc. (“Bridgeway”) to American Beacon Advisors, Inc. (the “Manager”).  However, by engaging Bridgeway (the “Sub-Adviser”), the Manager will provide continuity of the portfolio management team, including the portfolio management team leader, John Montgomery, who has been responsible for the Bridgeway Fund’s performance record since its inception in 2003. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Bridgeway Fund will remain the same.  The investment objective and strategies of the AB Fund will be substantially similar to those of the Bridgeway Fund.  The AB Fund’s investment limitations are very similar to those of the Bridgeway Fund; however, the AB Fund limitations are in line with current limitations of the other American Beacon Funds.  Bridgeway recommends that the Bridgeway Fund be reorganized as a series of the AB Trust.

The Manager also will provide continuity of the other services currently provided to the Bridgeway Fund.  Foreside Fund Services, LLC (“Foreside”), which currently serves as the distributor and principal underwriter of the Bridgeway Fund’s shares, also will serve as the distributor and principal underwriter for the AB Fund.  Additionally, the Manager will engage Foreside to provide sub-administrative services in connection with the marketing and distribution of shares of the AB Fund.  Currently, The Bank of New York Mellon (“BNYM”) serves as custodian, BNY Mellon Investment Servicing (US) Inc. (“BNYM Investment Servicing”) provides fund administration, transfer agency and fund accounting services to the Bridgeway Fund and Bridgeway provides certain administrative services to the Bridgeway Fund.  The AB Fund will engage State Street Bank and Trust Company (“State Street”) as custodian and accounting agent for the AB Fund and Boston Financial Data Services, a State Street affiliate, as transfer agent.  The Manager will provide administration services for the AB Fund.

The Reorganization will not result in any increase in the advisory fees payable by the AB Fund over those advisory fees currently incurred by the Bridgeway Fund.  The Bridgeway Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees, and no such fees will be assessed by the AB Fund.  The Reorganization will not result in any increase in the overall net expense ratios during the first year compared to the net expense ratio currently paid by the Bridgeway Fund and will not result in any increase in the gross expense ratio as compared to the gross expense ratio currently paid by the Bridgeway Fund.  Historically, the cost of investing in mutual funds associated with the AB Trust has generally been below the average of other mutual funds with comparable objectives.

C.	BRIDGEWAY BOARD CONSIDERATIONS

Bridgeway proposed, and the Board considered, the Reorganization at an in-person meeting of the Board held on November 11, 2011.  In addition, the Board met in person with an officer of the American Beacon Funds, at the Board’s meeting held on September 1, 2011 to receive some preliminary information on the proposed Reorganization.  Based upon the recommendation of Bridgeway, its evaluation of the relevant information presented to it at these meetings, and in light of its fiduciary duties under federal and state law, the Board, including a majority of directors who are not “interested persons” of the Company under the 1940 Act, determined that the Reorganization is in the best interests of the Bridgeway Fund and its shareholders.

In approving the proposed Reorganization, the Board carefully considered that Bridgeway considered alternatives to reorganization options with other fund complexes as well as various other alternatives for the Bridgeway Fund that were identified by Bridgeway.  The Board noted that the Bridgeway Fund assets have not achieved economies of scale despite beating its primary benchmark in seven of eight years since inception.  The Board noted further that, as a result, the Bridgeway Fund may not be able to achieve economies of scale unless it can be combined with another fund.  The Board considered the terms of the Reorganization and determined that the Reorganization would provide

2

shareholders with the options of (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization or (ii) redeeming their investment in the Bridgeway Fund, which may have tax consequences for them.  The Board noted that liquidating and terminating the Bridgeway Fund would provide shareholders with only one option that may have adverse tax consequences for them.

The Board considered the following additional matters, among others, in approving the Reorganization:

The Terms and Conditions of the Reorganization.  The Board considered the terms of the Plan, and, in particular, (1) the requirement that the transfer of the assets of the Bridgeway Fund’s Class N shares be in exchange for Institutional Class shares of the AB Fund and (2) the AB Fund’s assumption of all known liabilities of the Bridgeway Fund.  The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization.  The Board also noted that the Bridgeway Fund shareholders would receive the same dollar value in Institutional Class shares of the AB Fund as their Bridgeway Fund shares immediately prior to the Reorganization. The Board also noted that the Reorganization would be submitted to the Bridgeway Fund’s shareholders for approval.

Strong Similarity of Investment Objectives, Policies and Restrictions and Continuity of Sub-Adviser.  The Board considered that the investment objective and strategies of the Bridgeway Fund and the AB Fund (each sometimes referred to herein as a “Fund”) are substantially similar.  The investment limitations of the Bridgeway Fund have been harmonized and reworded by the AB Fund to be conformed with the current limitations in the AB Fund complex.  A strong consideration was that the similarity of investment strategy, together with the continuation of the Sub-Adviser, provided a continuation of portfolio management expertise not otherwise available to mutual fund investors.

Expenses Relating to Reorganization.  The Board noted that the Manager and Bridgeway will bear the direct costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.

Relative Expense Ratios and Continuation of Cap on Expenses.  The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the “Comparison of Fees and Expenses” section below), which indicated that the net total annual operating expense ratios for the AB Fund for the first year would be equal to the net total operating expense ratios of the Bridgeway Fund.  The Board considered the fact that the Manager would contractually agree to waive through at least March 29, 2013 the advisory fee payable by the AB Fund and/or reimburse expenses of the AB Fund so that the total annual operating expense ratio of Institutional Class shares of the AB Fund would not exceed 0.84%, which equals the expense cap currently in place for the Class N shares of the Bridgeway Fund.  The Board also considered that whereas the expense cap for the Bridgeway Fund can only be changed by a shareholder vote, the expense cap for the AB Fund may be changed by approval of a majority of the AB Board.  The Board noted that the AB Board intends to consider the continuation of the expense cap in one year increments.

Economies of Scale.  The Board considered the potential of the AB Fund to experience economies of scale as a result of its being a series of the AB Trust because certain fixed costs, such as legal, accounting, shareholder services and trustee expenses, would be spread over a larger fund complex.  The Board concluded that the structure would benefit shareholders as the AB Fund grows.

Distribution and Service Fees. The Board considered the fund distribution capabilities of the Manager and its affiliates and the commitment to distribute the AB Fund.  The Board further considered that the Bridgeway Fund charges no fees for distribution and services under Rule 12b-1 of the 1940 Act

3

(“Rule 12b-1”) for its Class N shares and that no Rule 12b-1 distribution and service fees will be charged for Institutional Class shares of the AB Fund.

The Experience and Expertise of the Investment Adviser and Sub-Adviser.  The Board considered the following information regarding the Manager: (i) the Manager is an experienced provider of investment advisory services to institutional and retail markets, with over $____ billion mutual fund and $____ billion overall assets under management; (ii) since 1986, the Manager has offered a variety of services and products, including corporate cash management, separate account management, and mutual funds; and (iii) the Manager serves retail clients as well as defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.  The Board also considered that there are currently 20 series of the AB Trust.

The Board considered that the current adviser to the Bridgeway Fund, a Texas corporation, would provide sub-advisory services to the AB Fund.  The Board noted that the Sub-Adviser’s team members have significant investment experience related to the investment management of the Bridgeway Fund.

Tax Consequences.  The Board considered that the Reorganization is expected to be free from adverse federal income tax consequences.

Other Alternatives.  The Board considered several alternatives to the Reorganization that were identified by Bridgeway.  After considering the merits and viability of these other alternatives, the Board concluded that the possible alternatives were less desirable than the Reorganization.

Based on the foregoing and additional information presented at the Board meetings discussed above, the Board determined that the Reorganization is the best alternative for the Bridgeway Fund at this time and is in the best interests of the Bridgeway Fund and its shareholders.  The Board approved the Reorganization, subject to approval by shareholders of the Bridgeway Fund and the solicitation of the shareholders of the Bridgeway Fund to vote “FOR” the approval of the Plan, the form of which is attached to this Proxy Statement in Appendix A.

D.	COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE FUNDS

The Bridgeway Fund and the AB Fund have identical investment objectives and strategies, which are presented in the table below.  However, the AB Fund may make greater use of investments in money market funds and futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs than the Bridgeway Fund.

The AB Fund has been created as a shell series of the AB Trust solely for the purpose of acquiring the Bridgeway Fund’s assets and continuing its business investment strategy, and will not conduct any investment operations until after the closing of the Reorganization.  The Manager has reviewed the Bridgeway Fund’s current portfolio holdings and determined that those holdings are compatible with the AB Fund’s investment objectives and policies.  As a result, the Manager believes that, if the Reorganization is approved, all or substantially all of the Bridgeway Fund’s assets will be transferred to and held by the AB Fund.

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	Bridgeway Fund	AB Fund
Investment Objective
The Bridgeway Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.

The Bridgeway Fund’s investment objective is a non-fundamental policy which may be changed by the Board without shareholder approval.  The Bridgeway Fund will notify shareholders at least 60 days prior to any change in its investment objective.
Same. Although the AB Fund will provide shareholders with notice of any change to the investment objective, the AB Fund will not adopt an identical notification policy.
Principal Investment Strategies
The Bridgeway Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, at least 80% of Bridgeway Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase.

For purposes of the Bridgeway Fund’s investments, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of

Substantially similar except for:

● The AB Fund’s principal investment strategies include disclosure regarding its cash management investments.

● The AB Fund’s principal investment strategies do not include a discussion of the comparison to portfolio management of other Bridgeway Funds.

Accordingly, the Principal Investment Strategies section is revised as follows:
The AB Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, at least 80% of AB Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the AB Fund’s investments, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000 Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time.  The market capitalization range for the Russell 1000 Index was

5

Bridgeway Fund	AB Fund

the largest companies in the market with dividends reinvested. The Russell 1000 Index is reconstituted from time to time.  The market capitalization range for the Russell 1000 Index was $1.4 billion to $401 billion as of June 30, 2011.
Value stocks are those the adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000 Value Index, plus large stocks with similar “value” characteristics. The Russell 1000 Value Index includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The adviser selects stocks within the large-cap value category for the Bridgeway Fund using a proprietary statistically driven approach. Value stocks are those the adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Bridgeway Fund is actively managed

$1.4 billion to $401 billion as of June 30, 2011.

The AB Fund’s sub-advisor, Bridgeway Capital Management, Inc. (“Bridgeway”), selects stocks within the large-cap value category for the AB Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000 Value Index, plus large stocks with similar “value” characteristics. The Russell 1000 Value Index includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  The decision to sell a stock is usually made based on the relative attractiveness of new statistical model recommendations, deteriorating financial strength of a company, portfolio risk considerations, and corporation actions or other external factors that may drive a stock’s future price movements.

The AB Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the AB Fund is actively managed for long-term total return, the adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the AB Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the AB Fund.  However, not all stocks held by the AB Fund pay dividends.
The Bridgeway Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

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Bridgeway Fund	AB Fund

for long-term total return, the adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Bridgeway Fund’s long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

The income objective of the Bridgeway Fund, which is a secondary objective, is achieved almost exclusively from dividends paid by Bridgeway Fund stocks. However, not all Bridgeway Fund stocks pay dividends.

The Bridgeway Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in the types of securities described above.

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	Bridgeway Fund	AB Fund
Temporary Defensive Position
In the event future economic or financial conditions adversely affect equity securities of the type described above, the Bridgeway Fund may take a temporary, defensive investment position and invest all or part of its assets in short-term money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

The AB Fund may depart from its principal investment strategy by taking temporary defensive or interim positions in response to adverse market, economic, political or other conditions.  During these times, the AB Fund may not achieve its investment goal.

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	Bridgeway Fund	AB Fund
Cash Management Investments
The Bridgeway Fund generally will be fully invested in accordance with its objective and strategies. However, the Bridgeway Fund may invest without limit in cash or money market cash equivalents pending investment of cash balances or in anticipation of possible redemptions. The use of temporary investments therefore is not a principal strategy as it prevents the Bridgeway Fund from fully pursuing its investment objective, and the Bridgeway Fund may miss potential market upswings.

The AB Fund can invest cash balances in money market funds that are registered investment companies under the 1940 Act, including money market funds that are sponsored or advised by the Manager, and in futures contracts.  If the AB Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the AB Fund invests.  Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund’s yield will be lower than the return that the AB Fund would have derived from other investments that would provide liquidity.

To gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs, the AB Fund also may purchase and sell futures contracts on a daily basis that relate to securities in which it may invest directly and indices comprised of such securities. A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made. Under such contracts, no delivery of the actual securities is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid. As cash balances are invested in securities, the AB Fund may invest simultaneously those balances in futures contracts until the cash balances are delivered to settle the securities transactions.  Because the AB Fund will have market exposure simultaneously in both the invested securities and futures contracts, the AB Fund may have more than 100% of its assets exposed to the markets.  This can magnify gains and losses in the AB Fund. The AB Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the securities held by the AB Fund and the prices of futures contracts and that there may not be a liquid secondary market for a futures contract.

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	Bridgeway Fund	AB Fund
Investment Adviser	Bridgeway Capital Management, Inc.	American Beacon Advisors, Inc.
Investment Sub-Adviser	None.	Bridgeway Capital Management, Inc.
Portfolio Managers
John Montgomery is the investment management team leader and lead portfolio manager and has held that position since the Fund’s inception. John founded the Adviser in 1993. He holds a BA in Engineering and Philosophy from Swarthmore College and graduate degrees from MIT and Harvard Business School.

Elena Khoziaeva, CFA, is an investment management team member and began working at the Adviser in 1998. Her responsibilities include portfolio management, investment research, and statistical modeling. Elena earned a Bachelor of Economic Sciences degree from Belarussian State Economic University in Minsk and graduated with highest honors from the University of Houston with an MBA in accounting.

Michael Whipple, CFA, is an investment management team member and began working at the Adviser in 2002. His responsibilities include portfolio management, investment

Same. In addition:

Wyatt L. Crumpler will lead the Manager’s portfolio management team that has joint responsibility for the day-to-day oversight of the AB Fund.  Mr. Crumpler is responsible for developing the AB Fund’s investment program, and recommending sub-advisers to the AB Fund’s Board.  In addition, Mr. Crumpler, Gene L. Needles, Jr. and Adriana R. Posada oversee the sub-advisers, review each sub-adviser’s performance and allocate the AB Fund’s assets among the sub-advisers and the Manager, as applicable.

Mr. Crumpler is Vice President, Asset Management. Mr. Crumpler joined the Manager in January 2007 as Vice President of Trust Investments and a member of the portfolio management team. Mr. Crumpler’s title was redesignated as Vice President, Asset Management in July 2009. From January 2004 to January 2007, Mr. Crumpler was Managing Director of Corporate Accounting at American Airlines, Inc. Prior to that time, he was Director of IT Strategy and Finance for American Airlines, Inc.

Mr. Needles has served as President and Chief Executive Officer of the Manager since April 2009 and has served on the portfolio management team since June 2011. Prior to joining the Manager, Mr. Needles was President of Touchstone Investments from 2008 to 2009, President of AIM Distributors from 2003 to 2007 and CEO of AIM Distributors from 2004 to 2007.

Ms. Posada is Senior Portfolio Manager, Asset Management, and became a member of the team in October 1998.

10

Bridgeway Fund	AB Fund

research, and statistical modeling. He holds a BS in Accountancy and Finance from Miami University in Ohio. A Certified Public Accountant and Certified Internal Auditor, Michael worked in auditing from 1993 to 2000 before attending the University of Chicago Booth School of Business from 2000 to 2002, where he earned his MBA.

Rasool Shaik, CFA, is an investment management team member and began working for the Adviser in 2006 after earning an MBA with Honors from the University of Chicago Booth School of Business, which he attended from 2004 to 2006. His responsibilities include portfolio management, investment research, and statistical modeling. He holds a BS in Engineering from Indian Institute of Technology (IIT) Bombay, India and an MS in Engineering from Michigan Technological University, Houghton, Michigan. Prior to business school, from 1997 to 2004, Rasool developed software algorithms to manage complex supply chains.

E.	COMPARISON OF PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the

11

more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors.  The principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s net asset value.  There is no guarantee that a Fund will achieve its investment objectives or that it will not lose principal value.

The main risks of investing in the Funds are substantially similar, as the investment objectives and strategies of the Funds are also substantially similar.  The AB Fund has included certain additional risk disclosures and revised certain risk disclosures in its registration statement to clarify for shareholders the principal risks of investing in the AB Fund.  In addition, certain principal risks of the Bridgeway Fund will not be considered by the AB Fund to be principal risks, including inflation risk.

Market Risk

Since each Fund invests most of its assets in stocks, each Fund is subject to stock market risk. Market risk involves the possibility that the value of a Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain securities held by a Fund may have limited marketability and may be difficult to sell at favorable times or prices. If a Fund is forced to sell such securities to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Equity Securities Risk

Equity securities generally are subject to market risk. A Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges.  Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities.  Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.  While a Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Foreign Exposure Risk

Each Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These

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securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.

Large-Capitalization Company Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Capital Gains Risk

If the Fund experiences extensive redemptions, the adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the adviser strongly intends to avoid them.

Securities Selection Risk

Securities selected by an adviser for a Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Investment Risk

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on a Fund.

F.	COMPARISON OF THE FUNDS’ INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions and limitations of the Funds are substantially similar, except that the investment limitations of the AB Fund differ from those of the Bridgeway Fund to the extent necessary to harmonize them with the investment limitations of other American Beacon Funds.  Unlike the Bridgeway Fund, the AB Fund is expressly permitted to operate as a feeder fund in a master-feeder investment structure.  The AB Fund has no current intention to operate under such a structure.

Except as required by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”), if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental limitation cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented. A non-fundamental limitation may be changed by the Board of Directors without shareholder approval.

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All of the investment policies noted in the table below are fundamental limitations, which cannot be changed by the Board of Directors without affirmative shareholder approval as described above.  The AB Fund, however, has sought to harmonize the fundamental investment limitations of the Bridgeway Fund with those of the other funds in the AB Fund complex.  Although the wording appears different, the fundamental investment limitations of the Bridgeway Fund and the AB Fund are substantially similar.  Notwithstanding any other limitation on investments in other investment companies, however, the AB Fund, unlike the Bridgeway Fund, is expressly permitted to operate as a feeder fund in a master-feeder investment structure.  The investment limitations for the Bridgeway Fund may be found in the Bridgeway Fund’s Statement of Additional Information (“SAI”), which is incorporated by reference into this Proxy Statement.  The investment limitations for the AB Fund may be found in the SAI to this Proxy Statement, which is incorporated by reference into this Proxy Statement.

Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
Diversification
As to 75% of the value of its total assets, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities), or purchase more than 10% of all outstanding voting securities of any one issuer.

The AB Fund may not invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the AB Fund’s total assets.
No material difference.
Industry Concentration
The Fund may not invest 25% or more of its total assets (calculated at the time of purchase and taken at market value) in any one industry.  For purposes of this calculation, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.

The AB Fund may not invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.  For purposes of this restriction, the Fund will regard tax-exempt securities issued by municipalities and their agencies not to be an industry.

The Bridgeway Fund notes that for purposes of its calculation, Standard Industrial Classification (SIC) Codes are used to determine into which industry a company falls.
The AB Fund provides that: (i) the limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.  In addition, the AB Fund, for purposes of this restriction, does not regard tax-exempt securities issued by municipalities and their

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Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
agencies not to be an industry.
Senior Securities	The Fund may not issue senior securities.	The AB Fund may not issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.	The AB Fund may issue senior securities as permitted by the 1940 Act or a rule, order or interpretation issued by the SEC or its staff.
Borrowing
The Fund may borrow, on a secured or unsecured basis from banks, up to 5% of its total assets for temporary or emergency purposes.   In addition, The Fund may borrow from banks up to 50% of net assets for the purpose of selling a security short “against the box” on a temporary basis to avoid capital gains distributions.

The AB Fund may not borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

The Bridgeway Fund may borrow, on a secured or unsecured basis from banks, up to 5% of its total assets for temporary or emergency purposes.  In addition, the Fund may borrow from banks up to 50% of net assets for the purpose of selling a security short “against the box” on a temporary basis to avoid capital gains distributions.
The AB Fund may borrow money as permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff.  The AB Fund specifically does not consider the purchase or sale of certain financial instruments to constitute borrowing.

Underwriting	The Fund may not act as an underwriter of securities of other issuers.
The AB Fund may not engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the AB Fund may be deemed an underwriter under federal securities law.

The AB Fund clarifies that it may engage in the business of underwriting securities issued by others to the extent that, in connection with the disposition of securities, the AB Fund is deemed an underwriter under federal securities law.

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Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
Real Estate
The Fund may not buy or sell real estate, real estate limited partnership interests or other interest in real estate (although it may purchase and sell securities that are secured by real estate and securities or companies which invest or deal in real estate.)

The AB Fund may not purchase or sell real estate or real estate limited partnership interests, provided, however, that the AB Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the AB Fund’s prospectus.

No material difference.
Commodities
The Fund may not invest in any commodity options or futures.  The Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required for establishing such positions exceed 2% of net assets.

The AB Fund may not invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

The Bridgeway Fund may not invest in commodity options and futures, and is limited with respect to investments in options and futures on individual commodities.
The AB Fund may not invest in physical commodities unless acquired as a result of ownership of securities or other instruments.

Loans
The Fund may not make loans (except for purchases of publicly traded debt securities consistent with the Fund’s investment policies and pursuant to cash borrowing and lending agreements between and among affiliated funds whose shareholders have authorized such agreements); however, the Fund may lend its securities to others on a fully

The AB Fund may not lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by
No material difference.

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Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
	collateralized basis as permitted by the Securities and Exchange Commission.	engaging in repurchase agreements with respect to portfolio securities.
Margin	The Fund may not purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions.	The AB Fund has a non-fundamental policy regarding purchasing securities on margin.
The AB Fund does not have a fundamental policy regarding margin but does have a non-fundamental policy, which states that the AB Fund may not purchase securities on margin except that (i) the AB Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (ii) the AB Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

Short Sales	The Fund may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of a Fund’s total assets under management.	None.	The AB Fund does not have a comparable policy.
Investing for Control	The Fund may not make investments for the purpose of exercising control or management.	None.	The AB Fund does not have a comparable policy.
Futures and Options	The Fund may not invest in options or futures in individual stocks if the aggregate initial margins and premiums required for establishing such non-hedging positions exceed 5%	None.	The AB Fund does not have a comparable policy.

17

Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences

of net assets.  For purposes of calculating the 5% limit, options and futures on individual stocks are excluded as long as the equivalent stock position in the underlying stock meets all other investment restrictions.

The Bridgeway Fund has adopted the following investment limitations that may be changed by the Board of Directors without shareholder approval.  The AB Fund’s non-fundamental policies also may be changed by the AB Board without shareholder approval.

Non-Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
Issuer Class Concentration
The Fund may not purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).
		None.	The AB Fund does not have a comparable policy.
Management Ownership
The Fund may not invest in securities of any issuer if, to the knowledge of the Fund, any of its Officers or Directors, or those of the Adviser, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
		None.	The AB Fund does not have a comparable policy.
Warrants	The Fund may not purchase any warrants.	None.	The AB Fund does not have a comparable policy.

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Non-Fundamental Investment Policies
Policy	Bridgeway Fund	AB Fund	Differences
Illiquid Securities
The Fund may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.
		The AB Fund may not invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.	No material difference.
Margin	The Fund has a fundamental policy regarding purchasing securities on margin.
The AB Fund may not purchase securities on margin except that (i) the AB Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (ii) the AB Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

The Bridgeway Fund does not have a non-fundamental policy regarding margin, but does have a fundamental policy, which states that the Bridgeway Fund may not purchase securities on margin, except short-term credits that may be necessary for the clearance of transactions.

G.	COMPARISON OF FEES AND EXPENSES

The tables below describe the fees and expenses that you pay if you buy and hold Class N Shares of the Bridgeway Fund and the pro forma fees and expenses that you may pay if you buy and hold Institutional Class shares of the AB Fund after giving effect to the Reorganization.  Expenses for each Fund are based on the operating expenses incurred by the Bridgeway Fund and estimated to have been incurred by the Institutional Class shares of the AB Fund as of the fiscal year ended June 30, 2011.  The pro forma fees and expenses for the Institutional Class shares of the AB Fund assume that the Reorganization had been in effect for the same period.  The Manager has contractually agreed to cap Fund expenses through March 29, 2013, to the extent that total annual fund operating expenses of the Institutional Class shares exceed the annual rate of 0.84% excluding taxes, interest, portfolio transaction expenses and other extraordinary expenses.

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Fees and Expenses	Bridgeway Fund Class N	AB Fund Institutional Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.54%	0.45%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses	0.63%	0.71%
Total Annual Fund Operating Expenses	1.17%	1.16%
Fee Waiver and Expense Reimbursement (1)	(0.33)%	(0.32)%
Net Expenses(2)	0.84%	0.84%

(1)
Bridgeway is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that the Bridgeway Fund’s net expenses do not exceed 0.84%.  Any material change to this agreement would require a vote by shareholders.

(2)
The Manager has contractually agreed to waive and/or reimburse the Institutional Class of the AB Funds for Other Expenses through March 29, 2013, to the extent that Total Annual Fund Operating Expenses for the AB Fund exceed 0.84%, for the Institutional Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the AB Fund’s Board of Trustees. The Manager can be reimbursed by the AB Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example

The Example below is intended to help you compare the cost of investing in Class N Shares of the Bridgeway Fund with the cost of investing in Institutional Class shares of the AB Fund on a pro forma basis.  The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return and that the Bridgeway Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same.  In order to reflect the cap on expenses for each Fund in the Example, the Bridgeway Fund uses its Net Expenses for years one through ten and the AB Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	One Year	Three Years	Five Years	Ten Years
Bridgeway Fund – Class N (Pro forma)	$86	$268	$466	$1037

AB Fund – Institutional Class (Pro forma)	$86	$337	$607	$1380

H.	PERFORMANCE INFORMATION

The AB Fund’s Institutional Class shares will adopt the performance history of the Bridgeway Fund’s Class N Shares.  The bar chart and the performance table below provide some indication of the risks of an investment in the AB Fund by showing the Bridgeway Fund’s performance since its inception and by showing how the Bridgeway Fund’s average annual returns compare with a broad measure of market performance.  Of course, the Bridgeway Fund’s past performance, before and after taxes, does not necessarily represent how the AB Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bridgeway.com or by calling 800-661-3550.

Bridgeway Fund Class N Shares
Year-By-Year Percentage Returns
as of 12/31 of Each Year

The Bridgeway Fund’s calendar year to date total return for Class N Shares as of September 30, 2011 was -9.16%.

During the period shown in the bar chart, the highest quarterly return was 17.15% (for the third quarter of 2009) and the lowest quarterly return was -18.26% (for the fourth quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS
For the periods Ended 12/31/10	One Year	Five Years	Since Inception (10/31/03)
Bridgeway Fund Class N Shares
Return Before Taxes	14.51%	2.27%	6.26%
Return After Taxes on Distributions	14.20%	1.89%	5.88%
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	1.89%	5.35%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	5.11%

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For the periods Ended 12/31/10	One Year	Five Years	Since Inception (10/31/03)
Lipper Large-Cap Value Index (reflects no deductions for fees, expenses or taxes)	13.02%	1.52%	4.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not reflect the impact of state and local income taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.  After-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in larger Fund distributions of net realized capital gains and, therefore, higher taxes for shareholders whose Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect each Fund’s performance.  The Bridgeway Fund’s portfolio turnover rate during the most recent fiscal year was 43% of the average value of its portfolio.

I.	COMPARISON OF DISTRIBUTION AND PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Foreside Fund Services, LLC (“Foreside”) is the Bridgeway Fund’s distributor and principal underwriter. Foreside is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Bridgeway Fund has adopted a distribution plan (“Plan”) for its Class N shares under Rule 12b-1 of the 1940 Act.  However, the Bridgeway Fund’s Class N shares currently do not pay any fees under the Plan.  The AB Fund’s Institutional Class shares also will pay no Rule 12b-1 fees.

Under a Distribution Agreement with the Company, Foreside acts as the Bridgeway Fund’s agent in connection with the continuous offering of shares of the Bridgeway Fund.  Foreside is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).  Foreside continually distributes shares of the Bridgeway Fund on a best efforts basis. Foreside has no obligation to sell any specific quantity of Fund shares.  Foreside may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Bridgeway Fund.  Foreside receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, Foreside receives no sales commissions.  Bridgeway, at its expense, pays Foreside a fee for certain distribution-related services, which may include Bridgeway employees serving as registered representatives of Foreside to facilitate the distribution of Bridgeway Fund shares.

Foreside also will be the distributor and principal underwriter of the AB Fund’s shares.  Under a Distribution Agreement with the AB Trust, Foreside will provide the same distribution services to the AB Fund as Foreside currently provides to the Bridgeway Fund.  Additionally, pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside will receive a separate fee from

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the Manager for providing administrative services in connection with the marketing and distribution of shares of the AB Fund.

Purchase, Redemption and Exchange Procedures.

Purchase Procedures. The purchase procedures for the Bridgeway Fund and the AB Fund are similar.  Investors may invest by contacting the Funds through the internet, through a broker or other financial institution who sells the Funds, or by mail, telephone or wire.

The minimum initial and minimum subsequent investment amounts for the Bridgeway Fund are different than the minimum amounts for the AB Fund.  The minimum initial investment for Class N Shares of the Bridgeway Fund is $2,000, though the minimum initial investment amount for certain retirement accounts may be lower.  The subsequent investment minimum for the Bridgeway Fund is $100, though the minimum subsequent investment through a systematic purchase plan investment is $50.  The minimum initial investment for Institutional Class shares of the AB Fund is $250,000.  However, the AB Fund’s minimum initial investment will not apply to Bridgeway Fund shareholders.  There is no minimum subsequent investment amount for the AB Fund’s Institutional Class shares, other than for purchases by check, in which case the minimum subsequent investment amount is $50.

Redemption Procedures.  The Bridgeway Fund permits, and the AB Fund will permit, redemptions through the internet, by mail, wire, and telephone.  No redemption fee currently applies to shares of the Bridgeway Fund, and the AB Fund will not charge a redemption fee.

Additionally, each Fund has also reserved the right to redeem shares “in kind.” Additional shareholder account information for the AB Fund is set forth in Appendix C to this Proxy Statement.

Exchange Procedures.  An investor in the Bridgeway Fund may sell its shares and buy shares of another of the Company’s funds, also known as an exchange, by telephone or in writing, unless the investor declined telephone privileges on its account application.  Exchange purchases are subject to the same minimum and subsequent investment levels as new accounts and fund closing commitments.  Because exchanges are treated as a sale and purchase, they may have tax consequences.

Shares of any class of the AB Fund may be exchanged for shares of the same class of another American Beacon Fund under certain limited circumstances.  Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” in the AB Fund Prospectus for additional limitations that apply to purchases and redemptions.    If shares were purchased by check, to exchange out of one American Beacon Fund and into another, a shareholder must have owned shares of the redeeming American Beacon Fund for at least 10 days.

The minimum investment requirement must be met for the American Beacon Fund into which the shareholder is exchanging.  American Beacon Fund shares may be acquired through exchange only in states in which they can be legally sold.  The American Beacon Funds reserve the right to charge a fee and to modify or terminate the exchange privilege at any time.  Please refer to the section titled “Frequent Trading and Market Timing” in the AB Fund Prospectus for information on the American Beacon Funds’ policies regarding frequent purchases, redemptions, and exchanges.

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J.	KEY INFORMATION ABOUT THE PROPOSAL

The following is a summary of key information concerning the Reorganization.  Keep in mind that more detailed information appears in the Plan, the form of which is attached to this Proxy Statement as Appendix A.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

At the Special Meeting, the shareholders of the Bridgeway Fund will be asked to approve the Plan to reorganize the Bridgeway Fund into the AB Fund.  The AB Fund is a newly organized series of the AB Trust that will commence operations upon consummation of the Reorganization.  If the Plan is approved by the shareholders of the Bridgeway Fund and the Reorganization is consummated, the Bridgeway Fund will transfer all of its assets to the AB Fund in exchange solely for (1) the number of full and fractional Institutional Class shares of the AB Fund equal to the number of full and fractional Class N shares of the Bridgeway Fund as of the close of business on the closing date referred to below (the “Closing”) and (2) the AB Fund’s assumption of all of the Bridgeway Fund’s liabilities.  Immediately thereafter, the Bridgeway Fund will distribute the AB Fund shares to its shareholders, by the AB Trust’s transfer agent establishing accounts on the AB Fund’s share records in the names of those shareholders and transferring those AB Fund shares to those accounts, by class, in complete liquidation of the Bridgeway Fund.  As a result, each shareholder of the Bridgeway Fund will receive Institutional Class shares of the AB Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s Bridgeway Fund’s Class N shares. The expenses associated with the Reorganization will not be borne by the Bridgeway Fund’s shareholders; record of ownership will be held in book entry form only.

Until the Closing, shareholders of the Bridgeway Fund will continue to be able to redeem their shares at the NAV per share next determined after receipt by the Bridgeway Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption of shares of the AB Fund received by the shareholder in connection with the Reorganization or purchase of AB Fund shares.  After the Reorganization, all of the issued and outstanding shares of the Bridgeway Fund will be canceled on the books of the Bridgeway Fund, and the share transfer books of the Bridgeway Fund will be permanently closed.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the AB Fund that they receive in the transaction at their then-current NAV.  Shareholders of the Bridgeway Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the AB Fund in the Reorganization.

The Reorganization is subject to a number of conditions, including the approval of the Plan by the shareholders of the Bridgeway Fund and the receipt of a legal opinion from counsel to the AB Trust with respect to certain tax matters (see Federal Income Tax Consequences, below).  Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be February 3, 2012, or another date agreed to by the Company and the AB Trust.

The Manager and Bridgeway have agreed to pay all direct costs relating to the Reorganization, including the costs relating to the Special Meeting and to preparing and filing the registration statement that includes this Proxy Statement.  The Manager and Bridgeway also will incur the direct costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual agreement of the Company and the AB Trust, notwithstanding approval thereof by the Bridgeway Fund’s shareholders, provided that no such amendment after that approval may have a material adverse effect on those shareholders’ interests.  In

24

addition, the Plan may be terminated at or before the Closing by the mutual agreement of the Company and the AB Trust or by either of them (1) in the event of the other’s material breach of any representation, warranty or covenant contained in the Plan to be performed at or before the Closing, (2) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (3) if a governmental body issues an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting consummation of the Reorganization or (4) if the Closing has not occurred by August 31, 2012, or another date as to which they agree.

2.	DESCRIPTION OF THE AB FUND’S SHARES

Institutional Class shares of the AB Fund issued to the shareholders of the Bridgeway Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights.  Institutional Class shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request, as described in Appendix C to this Proxy Statement.

3.	FEDERAL INCOME TAX CONSEQUENCES

The Company believes the Bridgeway Fund has qualified for treatment as a regulated investment company under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) since its inception. Accordingly, the Company believes the Bridgeway Fund has been, and expects the Bridgeway Fund to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and net gains it distributes to shareholders to the extent provided for in Subchapter M.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code.  As a condition to the Closing, the Company and the AB Trust will receive an opinion of counsel to the AB Trust substantially to the effect that -- based on certain assumptions and conditioned on the representations set forth in the Plan (and, if such counsel requests, in separate letters from the Company and the AB Trust) being true and complete at the time of the Closing and the Reorganization’s being consummated in accordance with the Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved) -- the Reorganization will qualify as such a reorganization and that, accordingly, for federal income tax purposes:

●	Each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);
●
The Bridgeway Fund will recognize no gain or loss upon the transfer of its assets to the AB Fund in exchange solely for AB Fund shares and the AB Fund’s assumption of the Bridgeway Fund’s liabilities or on the distribution of those shares to the Bridgeway Fund’s shareholders in exchange for their Bridgeway Fund shares;

●	A shareholder will recognize no gain or loss on the exchange of all of its Bridgeway Fund shares solely for AB Fund shares pursuant to the Reorganization;
●
A shareholder’s aggregate tax basis in the AB Fund shares it receives pursuant to the Reorganization will be the same as the aggregate tax basis in its Bridgeway Fund shares it actually or constructively surrenders in exchange for those AB Fund shares, and its holding period for those AB Fund shares will include, in each instance, its holding period for those Bridgeway Fund shares, provided the shareholder holds them as capital assets as of the time of the Closing;

●	The AB Fund will recognize no gain or loss on its receipt of the Bridgeway Fund’s assets in exchange solely for the AB Fund shares and the AB Fund’s assumption of the Bridgeway Fund’s liabilities;

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●
The AB Fund’s basis in each transferred asset will be the same as the Bridgeway Fund’s basis therein immediately before the Reorganization, and the AB Fund’s holding period for each such asset will include the Bridgeway Fund’s holding period therefor (except where the AB Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); and

●
For purposes of section 381 of the Code, the AB Fund will be treated just as the Bridgeway Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of the Bridgeway Fund’s taxable year, the Bridgeway Fund’s tax attributes enumerated in section 381(c) of the Code will be taken into account by the AB Fund as if there had been no Reorganization, and the part of the Bridgeway Fund’s taxable year before the Reorganization will be included in the AB Fund’s taxable year after the Reorganization.

Notwithstanding the above, the opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization of the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts.  If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Bridgeway Fund would recognize gain or loss on the transfer of its assets to the AB Fund and each shareholder of the Bridgeway Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Bridgeway Fund shares and the fair market value of the shares of the AB Fund it receives.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your AB Fund shares for federal income tax purposes.  Pursuant to legislation passed by Congress in 2008, if you want to use the average cost method for determining basis with respect to any AB Fund shares you acquire after December 31, 2011 (“Covered Shares”), you will have to elect to do so in writing (which may be electronic).  If you fail to affirmatively elect that method, the basis determination will be made in accordance with the AB Fund’s default method, which might be a method other than average cost.  If, however, the AB Fund’s default method is average cost and you wish to use a different acceptable method for basis determination (e.g., a specific identification method), you will be able to elect to do so.

That legislation also requires the AB Fund (or administrative agent) to report to the IRS and furnish to its shareholders the cost basis information for Covered Shares.  In addition to the current requirement to report the gross proceeds from the redemption of its shares, the AB Fund also will be required to report the cost basis information for Covered Shares and indicate whether they had a short-term or long-term holding period.  You should consult with your tax adviser to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how the cost basis reporting law will apply to you.

4.	COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

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Governing Law.  The Bridgeway Fund is a series of the Company, which is organized as a Maryland corporation.  The AB Fund is a separate series of the AB Trust, which is organized as a Massachusetts business trust.  The AB Fund is authorized to issue an unlimited number of shares of beneficial interest.  The Bridgeway Fund is authorized to issue 140,000,000 shares of common stock.  The Company’s operations are governed by its Articles of Incorporation, including any amendments thereto and By-Laws and applicable state law.  The AB Trust’s operations are governed by its Amended and Restated Declaration of Trust (the “AB Declaration of Trust”) and By-Laws and applicable state law.

Shareholder Liability.  Under Maryland law, no shareholder of the Bridgeway Fund shall be subject to any personal liability in connection with the assets or the affairs of the Company or of any of its series.  In addition, the Bridgeway Fund is required to indemnify shareholders and former shareholders in accordance with Maryland law against losses and expenses arising from any personal liability for any obligation of the Bridgeway Fund solely by reason of being or having been a shareholder of the Bridgeway Fund and not because of his or her acts or omissions or for some other reason.

Under the AB Declaration of Trust, any shareholder or former shareholder of the AB Fund shall not be held to be personally liable for any obligation or liability of the AB Trust solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason.  The AB Fund is required to indemnify shareholders and former shareholders against losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the AB Fund and not because of his or her acts or omissions.

Board of Directors.  The Reorganization will result in a change in the Bridgeway Fund’s Board because the directors of the Company are different from the trustees of the AB Trust.  The Bridgeway Fund’s Board has six directors, two of whom are “interested persons,” as that term is defined under the 1940 Act, of the Company.  For more information, refer to the Statement of Additional Information dated October 31, 2011, for the Bridgeway Fund, which is incorporated by reference into this Proxy Statement.

The AB Board has eight trustees, one of whom is deemed an “interested person” of the AB Trust.  For more information, refer to the Statement of Additional Information to this Proxy Statement dated ________, 20__ which is incorporated by reference into this Proxy Statement.

The Reorganization also will result in a change in the officers because the officers of the Company are different from the officers of the AB Trust.

Classes.  The Bridgeway Fund offers Class N shares.  The AB Fund is a separate series of the AB Trust that is expected to offer Institutional Class, Investor Class, A Class, C Class and Y Class shares.  It is anticipated that shareholders of the Bridgeway Fund will receive Institutional Class shares of the AB Fund in the Reorganization. Nothing contained herein shall be construed as an offer to purchase or otherwise acquire any other class of shares of the AB Fund.  The AB Board has reserved the right to create and issue additional classes of the AB Fund following the Reorganization.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.  Structurally, there is no difference between Institutional Class shares of the AB Fund and the Bridgeway Fund’s Class N Shares.

5.	CAPITALIZATION

The capitalization of the Bridgeway Fund as of June 30, 2011, and the AB Fund’s pro forma combined capitalization as of that date after giving effect to the Reorganization are as follows:

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(unaudited)	Bridgeway Fund Class N	Pro forma AB Fund Institutional Class
Net Assets	$29,647,295	$29,647,295

Shares Outstanding	2,028,230	2,028,230

Net Asset Value per Share	$14.62	$14.62

K.	ADDITIONAL INFORMATION ABOUT THE AB FUND

1.	INVESTMENT ADVISER AND SUB-ADVISER

The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is the AB Fund’s investment adviser.  The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc. (“Lighthouse”).  Lighthouse is indirectly controlled by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P.  The Manager is paid a management fee as compensation for providing investment advisory fees and for providing the AB Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the AB Trust with office space, office equipment and personnel necessary to manage and administer the AB Trust’s operations. This includes:

●	complying with reporting requirements;
●	corresponding with shareholders;
●	maintaining internal bookkeeping, accounting and auditing services and records; and
●	supervising the provision of services to the AB Trust by third parties.

The management agreement provides for the Manager to receive an annualized management fee that is calculated and accrued daily, equal to 0.05% of the net assets of the AB Fund, plus amounts paid by the Manager to the Sub-Adviser.

In addition to the management fee, the AB Fund pays the Manager an administrative services fee for providing administrative and management services (other than investment advisory services).  The administrative services fee for the AB Fund is equal to 0.30% of the net assets of the AB Fund’s Institutional Class.

The AB Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, fund accounting, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the AB Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the AB Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by the Sub-Adviser to the investment style of the AB Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the Sub-Adviser; and any extraordinary expenses of a nonrecurring nature.

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The AB Fund’s assets may be allocated among one or more sub-advisers in the future by the Manager.  The sub-adviser has discretion to purchase and sell securities for its segment of the AB Fund’s assets in accordance with the AB Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager.  Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new sub-advisers without approval of the AB Fund’s shareholders, but subject to approval of the AB Board.  The prospectus will be supplemented if additional sub-advisers are retained or the contract with any existing sub-adviser is materially changed or terminated. The AB Fund’s advisory arrangements are set forth above.

The Sub-Adviser is a Texas corporation that was organized in 1993 and has managed the affairs of the Bridgeway Fund since its inception in 2003.  Bridgeway had approximately $____ billion of assets under management as of September 30, 2011.

The SAI to this Proxy Statement, which is incorporated by reference into this Proxy Statement, provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Bridgeway Fund.

2.	OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the AB Fund’s shares.  Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the series of the American Beacon Funds (including the AB Fund) and the American Beacon Select Funds.

3.	TAX CONSIDERATIONS

The AB Fund intends to make annual distributions that may be taxed to its shareholders as ordinary income or net capital gain.  For a discussion of relevant tax matters, please refer to Appendix C to this Proxy Statement.

4.	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the AB Fund through a broker-dealer or other financial intermediary (such as a bank), the AB Fund and its related companies may pay the intermediary for the sale of AB Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the AB Fund over another investment.  Ask your salesperson or visit your financial intermediary’s internet site for more information.

II.VOTING INFORMATION

A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Bridgeway Fund by the Board for the Special Meeting to be held on Wednesday, February 1, 2012, at 11:00 a.m. Central time at principal executive offices of the Company located at 20 Greenway Plaza, Suite 450, Houston, Texas 77046, or at

29

such later time made necessary by adjournment.  Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan.

The Board has fixed the close of business on December 7, 2011 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and any adjournments thereof.  Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held.  As of the Record Date, the total number of issued and outstanding shares of common stock of Class N shares of the Bridgeway Fund was _____.   Shareholders of record who own five percent or more of the Bridgeway Fund as of the Record Date are set forth on Appendix B to this Proxy Statement.  Approval of the Reorganization will require the affirmative vote in favor of the Reorganization by at least 75% of the voted shares of the Bridgeway Fund.

B.	HOW TO VOTE

You may vote in one of three ways:

•	complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);
•	vote on the Internet at the website address listed on your proxy ballot; or
•	call the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

C.	PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Bridgeway Fund receives written notification to the contrary from any one of such persons.  Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted FOR the matters specified on the proxy.  All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum, as will broker non-votes.  Broker non-votes are shares for which the beneficial owner has not voted and the broker holding the shares does not have discretionary authority to vote on the particular matter.

You may revoke a proxy once it is given.  If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Bridgeway Fund.  You may also give written notice of revocation in person at the Special Meeting.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	QUORUM AND ADJOURNMENTS

One-third, or thirty-three and one-third percent (33 1/3%), of the issued and outstanding shares of the Bridgeway Fund that are entitled to vote will be considered a quorum for the transaction of business.  If a quorum of shareholders of the Bridgeway Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Bridgeway Fund to permit further solicitation of proxies.

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Any business that might have been transacted at the Special Meeting with respect to the Bridgeway Fund may be transacted at any such adjourned session(s) at which a quorum is present.  The Special Meeting may be adjourned by vote of the holders of a majority of the shares present, in person or by proxy.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Bridgeway Fund on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

E.	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Bridgeway Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Bridgeway Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.  Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

F.	SOLICITATION OF PROXIES

The Bridgeway Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of Bridgeway, who will not be paid for these services.  Bridgeway has retained _____________ to aid in the solicitation of proxies, at an anticipated cost of approximately $________.  Bridgeway and the Manager will bear the costs of the Special Meeting, including legal costs, the costs of retaining ___________, and other expenses incurred in connection with the solicitation of proxies.

III.OTHER INFORMATION

A.	OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

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B.	NEXT MEETING OF SHAREHOLDERS

The Bridgeway Fund does not hold regular meetings of shareholders.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of Bridgeway Funds, Inc., 20 Greenway Plaza, Suite 450, Houston, Texas 77046.  Proposals must be received by the Secretary of the Company prior to the 90th day before the date of the Special Meeting.

C.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the AB Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by K&L Gates LLP.

D.	INFORMATION FILED WITH THE SEC

The Company and the AB Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Company may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

By Order of the Board of Directors of Bridgeway Funds, Inc.

[           ]
[           ]

________, 2011

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of ________ __, 2012, among AMERICAN BEACON FUNDS, a Massachusetts business trust, with its principal place of business at 4151 Amon Carter Boulevard, Fort Worth, Texas  76155 (“Trust”), on behalf of American Beacon Bridgeway Large Cap Value Fund, a segregated portfolio of assets (“series”) thereof (“New Fund”), BRIDGEWAY FUNDS, INC., a Maryland corporation, with its principal place of business at 20 Greenway Plaza, Suite 450, Houston, Texas  77046 (“Corporation”), on behalf of its Bridgeway Large-Cap Value Fund series (“Old Fund”), and, solely for purposes of paragraph 6, AMERICAN BEACON ADVISORS, INC., Trust’s investment manager (“AmBeacon Manager”), and BRIDGEWAY CAPITAL MANAGEMENT, INC., Old Fund’s investment adviser and New Fund’s investment sub-adviser (“Bridgeway Adviser”).  (Each of Trust and Corporation is sometimes referred to herein as an “Investment Company,” and each of New Fund and Old Fund is sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each Investment Company wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”).  The reorganization will involve Old Fund’s changing its identity, form, and place of organization -- by converting from a series of Corporation to a series of Trust -- by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund’s business) in exchange solely for voting shares of beneficial interest in New Fund and New Fund’s assumption of all of Old Fund’s liabilities, (2) distributing those shares pro rata to Old Fund’s shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (3) terminating Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of directors/trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Old Fund currently offers a single class of shares of common stock, par value of $.001 each (“Old Fund Shares”).  New Fund will have multiple classes of shares of beneficial interest, including a class designated Institutional Class shares (“New Fund Shares”); New Fund’s other classes of shares

(designated Investor Class shares, A Class shares, Y Class shares, and Class C shares) will not be involved in the Reorganization and thus are not included in the term “New Fund Shares.”  The Old Fund Shares have characteristics substantially similar to the New Fund Shares.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.           PLAN OF REORGANIZATION AND TERMINATION

1.1.           Subject to the requisite approval of Old Fund’s shareholders and the terms and conditions set forth herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund.  In exchange therefor, New Fund shall:

(a)
issue and deliver to Old Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding, and

(b)	assume all of Old Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2           The Assets shall consist of all assets and property of every kind and nature -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Old Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Old Fund’s books at that time; and Old Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Trust.

1.3           The Liabilities shall consist of all of Old Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, whether known or unknown, contingent, accrued, or otherwise, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Bridgeway Adviser and AmBeacon Manager pursuant to paragraph 6.  Notwithstanding the foregoing, Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4           At or before the Closing, New Fund shall redeem the Initial Share (as defined in paragraph 5.5) for the amount at which it is issued pursuant to that paragraph.  At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute all the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Old Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate.  That distribution shall be accomplished by Trust’s transfer agent’s opening accounts on New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto.  Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Old Fund Shares that Shareholder holds at the Effective Time.  The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Old Fund Shares that Shareholder holds at the Effective Time.  All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s shareholder records.  Trust shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5           Any transfer taxes payable on the issuance and transfer of New Fund Shares in a name other than that of the registered holder on Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6           Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.7           After the Effective Time, Old Fund shall not conduct any business except in connection with its termination.  As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Old Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

2.           CLOSING AND EFFECTIVE TIME

2.1           Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on ______ __, 2012 (“Effective Time”).  The Closing shall be held at Trust’s offices or at such other place as to which the Investment Companies agree.

2.2           Corporation shall cause the custodian of Old Fund’s assets (“Old Custodian”) (a) to make Old Fund’s portfolio securities available to Trust (or to its custodian (“New Custodian”), if Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for New Fund’s account, as follows:  (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Old Fund’s assets are deposited, in the case of Old Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash.  Corporation shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by Corporation, the Old Custodian has delivered all of Old Fund’s portfolio securities, cash, and other Assets to the New Custodian for New Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets.  The New Custodian shall certify to Trust that such information, as reflected on New Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

2.3           Corporation shall deliver, or shall direct its transfer agent to deliver, to Trust at the Closing an authorized officer’s certificate listing the Shareholders’ names and addresses together with the number of full and fractional outstanding Old Fund Shares each such Shareholder owns, at the Effective Time, certified by Corporation’s Secretary or Assistant Secretary or by its transfer agent, as applicable.  Trust shall direct its transfer agent to deliver to Corporation at or as soon as reasonably practicable after the Closing an authorized officer’s certificate as to the opening of accounts on New Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Corporation, that the New Fund Shares to be credited to Old Fund at the Effective Time have been credited to Old Fund’s account on those records.

2.4           Corporation shall deliver to Trust and AmBeacon Manager, within five days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares, that is being carried on Old Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Old Fund.

2.5           At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.           REPRESENTATIONS AND WARRANTIES

3.1           Corporation, on Old Fund’s behalf, represents and warrants to Trust, on New Fund’s behalf, as follows:

(a)           Corporation (1) is a corporation that is duly created, validly existing, and in good standing under the laws of the State of Maryland, and its Articles of Incorporation, dated September 28, 1993, as amended to date (“Articles”), are on file with the Maryland State Department of Assessments and Taxation, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)           Old Fund is a duly established and designated series of Corporation;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           At the Effective Time, Corporation will have good and marketable title to the Assets for Old Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Trust, on New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)           Corporation, with respect to Old Fund,  is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland law, the Articles or Corporation’s By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Old Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Old Fund’s behalf, is a party or by which it is bound;

(f)           At or before the Effective Time, either (1) all material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of Old Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Old Fund or any of its properties or assets attributable or allocable to Old Fund, that, if adversely determined, would materially and adversely affect Old Fund’s financial condition or the conduct of its business; and Corporation, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Old Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h)           Old Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended June 30, 2011, have been audited by BBD, LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Corporation has furnished to Trust), present fairly, in all material respects, Old Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i)           Since June 30, 2011, there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j)           All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Old Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions with respect to, and redemptions of, its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)           Old Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time), Old Fund has met (and for its current taxable year, through the Effective Time, will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for its current taxable year, through the Effective Time, will be) eligible to and has computed its federal income tax under section 852; Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)           All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Old Fund’s shareholder records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor are there outstanding any securities convertible into any Old Fund Shares;

(m)           Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)           Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)           Not more than 25% of the value of Old Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p)           Old Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)           The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the information Corporation provided for inclusion in the Registration Statement (as defined in paragraph 3.3(a)) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r)           Old Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Trust; and

(s)           The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2           Trust, on New Fund’s behalf, represents and warrants to Corporation, on Old Fund’s behalf, as follows:

(a)           Trust (1) is a trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts (“Massachusetts”), and its Amended and Restated Declaration of Trust, as amended by Written Instrument dated March 23, 2005 (“Declaration”) is on file with the Secretary of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) before January 1, 1997, “claimed” classification as an association taxable as a corporation and has never elected otherwise;

(b)           At the Effective Time, New Fund will be a duly established and designated series of Trust; New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, New Fund will be a shell series of Trust, without assets (except the amount paid for the Initial Share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Old Fund’s business;

(c)           The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Trust, with respect to New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)           Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Share;

(e)           No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)           Trust, with respect to New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Massachusetts law, the Declaration or Trust’s By Laws, or any Undertaking to which Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Trust, on New Fund’s behalf, is a party or by which it is bound;

(g)           No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Trust’s knowledge, threatened against Trust, with respect to New Fund or any of its properties or assets attributable or allocable to New Fund, that, if adversely determined, would materially and adversely affect New Fund’s financial condition or the conduct of its business; and Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects New Fund’s business or Trust’s ability to consummate the transactions contemplated hereby;

(h)           New Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Internal Revenue Service or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; New Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under Subchapter M; assuming that Old Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, New Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;

(i)           The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by Trust;

(j)           There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)           Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(l)           Immediately after the Effective Time, New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(m)           The information to be furnished by Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Corporation for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(n)           The Declaration permits Trust to vary its shareholders’ investment; Trust does not have a fixed pool of assets; and each series thereof (including New Fund after it commences operations) is (or will be) a managed portfolio of securities, and AmBeacon Manager and each investment sub-adviser thereof have (and Bridgeway Adviser, as New Fund’s investment sub-adviser, will have) the authority to buy and sell securities for it.

3.3           Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a)              No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Trust’s filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)              The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

(c)              The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)              The fair market value of the Assets will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

(e)              None of the compensation received by any Shareholder who or that is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)              No expenses incurred by Old Fund or on its behalf in connection with the Reorganization will be paid or assumed by New Fund, AmBeacon Manager, Bridgeway Adviser, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than New Fund Shares will be transferred to Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(g)              Immediately following consummation of the Reorganization, (1) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) New Fund will hold the same assets -- except for assets used to pay the Funds’ expenses incurred in connection with the Reorganization -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all redemptions (other than redemptions Old Fund will make as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act) and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

4.           COVENANTS

4.1           Corporation covenants to call a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.2           Corporation covenants that it will assist Trust in obtaining information Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

4.3           Corporation covenants that it will turn over its books and records pertaining to Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Trust at the Closing.  Notwithstanding the foregoing, Corporation may, in its sole discretion, keep a copy of all such books and records pertaining to Old Fund.

4.4           Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

4.5           Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) Trust, on New Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.6           Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue New Fund’s operations after the Effective Time.

4.7           Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.           CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1           This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Old Fund’s shareholders at the Shareholders Meeting;

5.2           All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby.  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act.  The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act.  All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3           At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4           The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.5(b).  The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on those representations and warranties’ being true and complete at the Effective

Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a)           New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b)           Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

(c)           New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)           New Fund’s basis in each Asset will be the same as Old Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)           A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)           A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g)           For purposes of section 381, New Fund will be treated just as Old Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of Old Fund’s taxable year, Old Fund’s tax attributes enumerated in section 381(c) will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund’s taxable year before the Reorganization will be included in New Fund’s taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

5.5           Before the Closing, Trust’s Board shall have authorized the issuance of, and Trust shall have issued, one New Fund Share (“Initial Share”) to AmBeacon Manager or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management and sub-advisory contracts, distribution and service plan, and other agreements and plans referred to in paragraph 5.6 and to take whatever action it may be required to take as New Fund’s sole shareholder;

5.6           Trust, on New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for New Fund’s operation as a series of an open-end management investment company.  Each such contract, plan, and agreement shall have been approved by Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by AmBeacon Manager or its affiliate as New Fund’s sole shareholder; and

5.7           At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.           EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), AmBeacon Manager shall bear the first $50,000 of the total Reorganization Expenses and each of Bridgeway Adviser and AmBeacon Manager shall bear 50% of the remaining Reorganization Expenses.  The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Old Fund’s prospectus supplements and the Registration Statement, and printing and distributing New Fund’s prospectus and Old Fund’s proxy materials, (2) legal and accounting fees, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, and (6) expenses of holding the Shareholders Meeting (including any adjournments thereof) but exclude brokerage, Bridgeway Adviser’s and AmBeacon Manager’s travel expenses, and similar expenses in connection with the Reorganization.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.           ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies.  The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.           TERMINATION

This Agreement may be terminated at any time at or before the Closing:

8.1           By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before ________ __, 2012, or such other date as to which the Investment Companies agree; or

8.2           By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its directors/trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.           AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

10.           SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.           MISCELLANEOUS

11.1           This Agreement shall be governed by and construed in accordance with the internal laws of Massachusetts, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2           Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Trust, on New Fund’s behalf, or Corporation, on Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3           Notice is hereby given that this instrument is executed and delivered on behalf of Trust’s trustees solely in their capacities as trustees, and not individually, and that Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than New Fund but are only binding on and enforceable against its property attributable to and held for the benefit of New Fund (“New Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  Corporation, in asserting any rights or claims under this Agreement on its or Old Fund’s behalf, shall look only to New Fund’s Property in settlement of those rights or claims and not to the property of any other series of Trust or to those trustees, officers, or shareholders.

11.4           This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company.  The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

[Signatures on following page]

AMERICAN BEACON FUNDS, on behalf of its series, American Beacon Bridgeway Large Cap Value Fund
By:
Gene L. Needles, Jr.
President
BRIDGEWAY FUNDS, INC., on behalf of its series, Bridgeway Large-Cap Value Fund
By:
Michael D. Mulcahy
President

Solely for purposes of paragraph 6, BRIDGEWAY CAPITAL MANAGEMENT, INC.
By:
John N.R. Montgomery
Chairman
AMERICAN BEACON ADVISORS, INC.
By:
Gene L. Needles, Jr.
President and Chief Executive Officer

APPENDIX B

OWNERSHIP OF SHARES OF THE BRIDGEWAY FUND

As of the Record Date, the Bridgeway Fund’s shareholders of record and/or beneficial owners (to the Company’s knowledge) who owned 5% or more of each class of the Bridgeway Fund’s shares are set forth below:

Name and Address	Class	No. of Shares Owned	% of Shares
[ ]	Class N	[ ]	[ ]%

As of the Record Date, [no] shareholders may be deemed to “control” the Bridgeway Fund.  “Control” for this purpose is the ownership of more than 25% of the Bridgeway Fund’s voting securities.

As of the Record Date, the Officers and Directors of the Company, as a group, owned of record and beneficially less than [      ]% of the outstanding voting securities of the Bridgeway Fund.

B-1

APPENDIX C

VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION FOR THE AB FUND

Valuation of AB Fund Shares

The price of the AB Fund’s shares is based on its net asset value (“NAV”) per share. The AB Fund’s NAV is computed by adding total assets, subtracting all of the AB Fund’s liabilities, and dividing the result by the total number of shares outstanding.  Equity securities are valued based on market value.  Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service.  In some cases, the price of debt securities is determined using quotes obtained from brokers.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances.  For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange.  A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.  In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the AB Fund occurs after the close of a related exchange but before the determination of the AB Fund’s NAV, fair value pricing may be used on the affected security or securities.  The AB Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the AB Fund invests.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the AB Fund’s fair valuation procedures.  If any significant discrepancies are found, the Manager may adjust the AB Fund’s fair valuation procedures.

The NAV of each class of the AB Fund’s shares is determined based on a pro rata allocation of the AB Fund’s investment income, expenses and total capital gains and losses.  The AB Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“Exchange”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.

Policy on Prohibition of Foreign Shareholders

The AB Fund requires that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with the AB Fund.

Portfolio Holdings

A description of the AB Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Statement of Additional Information to this Proxy Statement, which is incorporated by reference into this Proxy Statement.

Redemptions In Kind

Although the AB Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the AB Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent the AB Fund redeems its shares in this manner; the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Frequent Trading and Market Timing

Frequent trading by AB Fund shareholders poses risks to other shareholders in the AB Fund, including (i) the dilution of the AB Fund’s NAV, (ii) an increase in the AB Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies.  Frequent, short-term trading of AB Fund shares in an attempt to profit from day-to-day fluctuations in the AB Fund’s NAV is known as market timing.

The AB Fund’s Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing.  Shareholders may transact one “round trip” in the AB Fund in any rolling 90-day period.  A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve (i) a purchase or exchange into the AB Fund followed by a redemption or exchange out of the same AB Fund or (ii) a redemption or exchange out of the AB Fund followed by a purchase or exchange into the same AB Fund.  If the Manager detects that a shareholder has exceeded one round trip in the AB Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, will prohibit the shareholder from making further purchases of the AB Fund.  In general, the AB Fund reserves the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this prospectus.

The round-trip limit does not apply to the following transaction types:

●	shares acquired through the reinvestment of dividends and distributions;

●	systematic purchases and redemptions;

●	shares redeemed to return excess IRA contributions; or

●
certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer AB Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the AB Fund’s policies to discourage frequent trading and market timing by investors.  However, certain intermediaries that offer AB Fund shares have informed the AB Fund that they are currently unable to enforce the AB Fund’s policies on an automated basis.  In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors.  In some cases, intermediaries that offer AB Fund shares have their own policies to deter frequent trading and market timing that differ from the AB Fund’s policies.  The AB Fund may defer to an intermediary’s policies.  For more information, please contact the financial intermediary through which you invest in the AB Fund.

The Manager monitors trading activity in the AB Fund to attempt to identify shareholders engaged in frequent trading or market timing.  The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.  The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors.  The AB Fund has entered agreements with the intermediaries that service the AB Fund’s investors, pursuant to which the intermediaries agree to provide information on investor transactions to the AB Fund and to act on the AB Fund’s instructions to restrict transactions by investors who the Manager has identified as having violated the AB Fund’s policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the AB Fund based on specific criteria established by the AB Fund and a certification by the intermediary that the criteria have been met.  A Qualified Wrap Program is: (i) a wrap program whose sponsoring intermediary certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) a wrap program whose sponsoring intermediary certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) managed by an intermediary that agrees to provide the Manager a description of the wrap program(s) that the intermediary seeks to qualify; and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s).  For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program.  For example, a client’s purchase of the AB Fund followed within 90 days by the intermediary’s redemption of the same AB Fund would not be considered a round trip.  However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit.  In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing.  If the Manager determines that an intermediary has engaged in activity that is harmful to the AB Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the AB Fund’s frequent trading and market timing policies, including any applicable redemption fees.

The AB Fund reserves the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the AB Fund’s policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Purchase and Redemption of AB Fund Shares

Eligibility

The Institutional Class shares offered in this prospectus are available to all investors who meet the minimum initial investment.  American Beacon Funds do not accept accounts registered to foreign individuals or entities including foreign correspondence accounts.

Our investors include:

➢	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

➢	endowment funds and charitable foundations;

➢	employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (“Code”);

➢	qualified pension and profit sharing plans;

➢	cash and deferred arrangements under Section 401(k) of the Code;

➢	corporations; and

➢	other investors who make an initial investment of at least the minimum investment amounts.

Subject to your eligibility, you may invest in the AB Fund directly through us or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators and retirement accounts.

If you invest directly with the AB Fund, the fees and policies with respect to the AB Fund’s shares that are outlined in this prospectus are set by the AB Fund.

If you invest through a financial intermediary, most of the information you will need for managing your investment will come from your financial intermediary.  This includes information on how to buy, sell and exchange shares of the AB Fund. If you establish an account through a financial intermediary, the investment minimums described in this section may not apply.  Investors investing in the AB Fund through a financial intermediary should consult with their financial intermediary to ensure they obtain any proper “breakpoint” discount and regarding the differences between available share classes.   Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in this prospectus. Please contact your intermediary for information regarding investment minimums, how to purchase and redeem shares and applicable fees.

Minimum Initial Investment

Institutional Class – $250,000

The Manager may allow a reasonable period of time after opening an account for an Institutional Class investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Opening an Account

You may open an account through your broker-dealer or other financial intermediary. Please contact your financial intermediary for more information on how to open an account. Shares you purchase through your broker-dealer will normally be held in your account with that firm.

You may also open an account directly through us. A completed, signed application is required. You may download an account application from the AB Fund’s web site at www.americanbeaconfunds.com under “Open An Account”. You also may obtain an application form by calling:

•	1-800-967-9009

Complete the application, sign it and send it

Regular Mail to:
American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643 (or Institutional Class shareholders may) Fax to:
(816) 374-7408

For Overnight Delivery
American Beacon Funds c/o BFDS
330 West 9th Street Kansas City, MO 64105 (800) 658-5811

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account with the AB Fund or your financial institution, you will be asked for information that will allow the AB Fund or your financial institution to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, Social Security numbers for persons authorized to provide instructions on the account or other documentation. The AB Fund and your financial institution are required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the AB Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the New York Stock Exchange (“NYSE”) (whichever comes first) on each day on which the NYSE is open for business. If a purchase order is received by the AB Fund in good order prior to the AB Fund’s deadline, the purchase price will be the net asset value (“NAV”) per share next determined on that day, plus any applicable sales charges. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the AB Fund is open for business plus any applicable sales charge.

The AB Fund has authorized certain third party financial intermediaries, such as broker-dealers, insurance companies, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the AB Fund and to designate other intermediaries to receive purchase and redemption orders on behalf of the AB Fund. The AB Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell AB Fund shares will be priced at the AB Fund’s next determined NAV after receipt by the financial intermediary or its designee. You should contact your broker-dealer or other financial intermediary to find out by what time your purchase order must be received so that it can be processed the same day. It is the responsibility of your broker-dealer or financial intermediary to transmit orders that will be received by the AB Fund in proper form and in a timely manner.

The AB Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The AB Fund will not accept “starter” checks, credit card checks, money orders, cashier’s checks, official checks, or third party checks.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the AB Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

If you purchased shares of the AB Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to sell shares of the AB Fund.

If you purchased your shares directly from the AB Fund, your shares may be redeemed by telephone by calling 1-800-658-5811, via the AB Fund’s website, or by mail on any day that the AB Fund is open for business.

The redemption price will be the NAV next determined after a redemption request is received in good order, minus any applicable CDSC and/or redemption fees. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first). You should contact your broker-dealer or other financial intermediary to find out by what time your order must be received so that it can be processed the same day.

Wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the Exchange (whichever comes first) generally are transmitted to shareholders on the next day the AB Fund is open for business.  In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.  Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to ten days.

The AB Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the AB Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the AB Fund’s shareholders.

Although the AB Fund intends to redeem shares in cash, the AB Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the AB Fund.  To the extent that the AB Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the AB Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

If you purchased shares of the AB Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.

If you purchased shares of the AB Fund directly through us, your shares may be exchanged by calling 1-800-658-5811 to speak to a representative, through our website, www.americanbeaconfunds.com.

Shares of any class of the AB Fund may be exchanged for shares of the same class of another American Beacon Fund under certain limited circumstances.  Shares of any class of the AB Fund may be exchanged for shares of another class of the same AB Fund under certain limited circumstances.  Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions.

If shares were purchased by check, to exchange out of one AB Fund and into another, a shareholder must have owned shares of the redeeming AB Fund for at least ten days.

The eligibility and minimum investment requirement must be met for the class into which the shareholder is exchanging.  AB Fund shares may be acquired through exchange only in states in which they can be legally sold.  The AB Fund reserves the right to charge a fee and to modify or terminate the exchange privilege at any time.  The AB Fund reserves the right to refuse exchange purchases if, in the judgment of the AB Fund, the transaction would adversely affect the AB Fund and its shareholders.  For Federal income tax purposes, exchanges of one share class for a different share class of the same fund should not result in the realization by the investor of a capital gain or loss.  There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a share class exchange.  Please refer to the section titled “Frequent Trading and Market Timing” for information on the AB Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Payments to Financial Intermediaries

The AB Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services. For example, compensation may be paid to make AB Fund shares available to sales representatives and/or customers of a fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may differ. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the AB Fund. To the extent that the AB Fund pays (a portion) of such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the AB Fund or its transfer agent. To the extent the AB Fund affiliate pays such compensation, it would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from the Manager or another AB Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to AB Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the AB Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell AB Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the AB Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of the AB Fund, or a certain class of shares of the AB Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the AB Fund within its organization by, for example, placing it on a list of preferred funds.

How to Purchase Shares

Through your Broker – Dealer or Other Financial Intermediary

Contact your broker-dealer or other financial intermediary to purchase shares of the AB Fund. Your broker-dealer or financial intermediary can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your broker-dealer or financial intermediary will transmit your request to the AB Fund and may charge you a fee for this service. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for determining the suitability of a particular share class for an investor.

By Check

●	The minimum initial and subsequent investment requirements for investments by check are:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
Institutional Class	$250,000	$50

●	Make the check payable to American Beacon Funds.

●	Include the shareholder’s account number, AB Fund name and AB Fund number on the check.

●	Mail the check to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

For Overnight Delivery:
American Beacon Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 6410

By Wire

●	The minimum initial and subsequent investment requirements for investments by wire are:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
Institutional Class	$250,000	None

●	If your account has been established, call 1-800-658-5811 to purchase shares by wire.

●	Send a bank wire to State Street Bank and Trust Co. with these instructions:

▶ ABA# 0110-0002-8; AC-9905-342-3,
▶ Attn: American Beacon Funds
▶ the AB Fund name and AB Fund number, and
▶ shareholder account number and registration.

By Exchange

●	The minimum requirements to establish an account by making an exchange and to make subsequent exchanges are as follows:

Share Class	Minimum Amount to Establish a New Account	Minimum Subsequent Exchange Amount
Institutional Class	$250,000	$50

●	To exchange shares, send a written request to the address above, or call 1-800-658-5811 and speak to a representative.

●	You also may exchange shares by visiting www.americanbeaconfunds.com via “My Account.”

●	If you purchased shares through a financial intermediary, please contact your broker-dealer or other financial intermediary to exchange your shares.

Via “My Account” on www.americanbeaconfunds.com

●	You may purchase shares of all classes via “My Account” on www.americanbeaconfunds.com.

●	Funds will be transferred automatically from your bank account via Automated Clearing House (“ACH”) if valid bank instructions were included on your application.

●	If not, please call 1-800-658-5811 for assistance with establishing bank instructions.

●	A $50 minimum applies.

How to Redeem Shares

Through your Broker – Dealer or other Financial Intermediary

Contact your broker-dealer or other financial intermediary to sell shares of the AB Fund. Your broker-dealer or other financial intermediary is responsible for transmitting your sale request to the transfer agent in proper form and in a timely manner. Your financial intermediary may charge you a fee for selling your shares.

By Telephone

●	Call 1-800-658-5811 to request a redemption.

●	Minimum redemption amounts and applicable class limitations, and policies as to the disposition of the proceeds of telephone redemptions are as follows:

Share Class	Minimum Redemption	Limitations	Disposition of Redemption Proceeds
Institutional Classes	None	None	Transmitted to commercial bank designated on the account application form.

By Mail

●	Write a letter of instruction including:

▶ the AB Fund name and AB Fund number,
▶ shareholder account number,
▶ shares or dollar amount to be redeemed, and
▶ authorized signature(s) of all persons required to sign for the account.

Mail to:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

For Overnight Delivery
American Beacon Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

●	Proceeds will be mailed to the account address of record or transmitted to the commercial bank designated on the account application form.

●	Minimum redemption amounts are as follows:

Share Class	Minimum Redemption
Institutional Class	None

Supporting documents may be required for redemptions by estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans.  Call 1-800-658-5811 for instructions.

To protect the AB Fund and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

●	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

●	for an account whose address has changed within the last 30 days if proceeds are sent by check.

The AB Fund only accepts STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public can not provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

By Exchange

●	Send a written request to the address above.

●	Call 1-800-658-5811 to speak to a representative to exchange shares.

●	Visit www.americanbeaconfunds.com and select “My Account.”

●	The minimum requirements to redeem shares by making an exchange is $50.

●	If you purchased shares through a financial intermediary, please contact your broker-dealer or other financial intermediary to exchange your shares.

Via “My Account” on www.americanbeaconfunds.com

●	If you have established bank instructions for your account, you may request a redemption via ACH or wire by selecting “My Account” on www.americanbeaconfunds.com.

●	If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.

●	Minimum wire, ACH and check redemption amounts and policies as to the disposition of the proceeds of redemptions via “My Account” on www.americanbeaconfunds.com are as follows:

Share Class	Minimum Wire Amount	Minimum ACH or Check Amount	Disposition of Redemption Proceeds
Institutional Class	None	Not Available	Transmitted to commercial bank designated on the account application form.

General Policies

If a shareholder’s Institutional Class account balance falls below the following minimum level, the shareholder may be asked to increase the balance.

Share Class	Account Balance
Institutional Class	$75,000

If the account balance remains below the minimum account balance after 45 days, the AB Fund reserves the right to close the account and send the proceeds to the shareholder.  IRA accounts will be charged an annual maintenance fee of $15.00 by the Custodian for maintaining either a Traditional IRA or a Roth IRA.  The AB Fund reserves the authority to modify minimum account balances in its discretion.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is provided at similar institutions. However, it is used only for non-financial transactions.

The following policies apply to instructions you may provide to the AB Fund by telephone:

●
The AB Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

●	The AB Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

●	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The AB Fund reserves the right to:

●
liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the AB Fund or a financial institution are unable to verify the shareholder’s identity within three business days of account opening,

●	seek reimbursement from the shareholder for any related loss incurred by the AB Fund if payment for the purchase of AB Fund shares by check does not clear the shareholder’s bank, and

●	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by the AB Fund if funds are not received by the applicable wire deadline.

Unclaimed accounts may be subject to State escheatment laws, where the holdings in an account may be transferred to the appropriate State if no activity occurs in the account within the time period specified by State law. The AB Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those escheatment laws.

Distributions and Taxes

The AB Fund distributes most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. The AB Fund does not have a fixed dividend rate and do not guarantee they will pay any dividends or capital gains distributions in any particular period.  Dividends paid by the AB Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the service and/or distribution fees applicable to certain classes of shares.  Unless the account application instructs otherwise, distributions will be reinvested in additional AB Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

AB Fund	Dividends Paid	Other Distributions Paid
Bridgeway Large Cap Value Fund	[Annually]	[Annually]

Options for Receiving Dividends and Distributions

When you open your AB Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. Unless the account application instructs otherwise, distributions will be reinvested in additional AB Fund shares. There are four payment options available:

•	Reinvest All Distributions in the AB Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the AB Fund.

•
Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the AB Fund while receiving the other types of distributions by check or having them sent to your bank account by ACH. Different treatment is available for distributions of dividends and long-term capital gains.

•	Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank by ACH.

•
Reinvest Your Distributions in another American Beacon Fund. You can reinvest all of your dividends and capital gains distributions in another American Beacon Fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

Usually, any dividends and distributions of net realized gains are taxable events.  However, the portion of the AB Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes.  The following table outlines the typical tax liabilities for transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of gains from certain foreign currency transactions*	Ordinary income
Distributions of excess net long-term capital gain over net short-term capital loss*	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules

_________________

*   Whether reinvested or taken in cash.

**  Except for dividends that are attributable to qualified dividend income.

To the extent distributions of the excess of net long-term capital gain over net short-term capital loss are attributable to net capital gain that the AB Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013, they are subject to a 15% maximum federal income tax rate for individual shareholders.

A portion of the dividends paid by the AB Fund may be eligible for the 15% maximum federal income tax rate applicable to dividends that individuals receive through the year 2012.

The eligible portion for the AB Fund may not exceed its qualified dividend income (“QDI”).  QDI is the aggregate of dividends the AB Fund receives from most domestic corporations and certain foreign corporations.  If the AB Fund’s QDI is at least 95% of its gross income (as specially computed) and the AB Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid (and the shareholder meets similar restrictions with respect to its AB Fund shares), the entire dividend will qualify for the 15% maximum federal income tax rate.  A portion of the dividends paid by the AB Fund may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions, but the eligible portion will not exceed the aggregate dividends the AB Fund receives from domestic corporations.  However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares.  That gain or loss generally is treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held.  Any capital gain an individual shareholder recognizes through the year 2012 on a redemption or exchange of AB Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

Dividends and distributions of net realized gains from the AB Fund and gains recognized from the redemptions or exchanges of AB Fund shares will be subject to a 3.8% U.S. Federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

This is only a summary of some of the important income tax considerations that may affect AB Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the AB Fund.  Each year, shareholders will receive tax information from the AB Fund to assist them in preparing their tax returns.

Master-Feeder Structure

Under a master-feeder structure, a “feeder” fund invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:

Investor

↓     purchases shares of

Feeder Fund

↓     which invests in

Master Fund

↓     which buys

Investment Securities

Each Master-Feeder Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund, could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE AB FUND

The AB Fund will adopt the financial statements of the Bridgeway Fund.  The financial highlights table is intended to help you understand the Bridgeway Fund’s financial performance for the past five (5) years.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Bridgeway Fund (assuming reinvestment of all dividends and other distributions).

This information below has been audited by BBD, LLP, whose report, along with the Bridgeway Fund’s financial statements, is included in the Bridgeway Fund’s annual report, which is available upon request.

Large-Cap Value Fund
	For the Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of year	$11.44	$9.74	$13.63	$17.07	$14.41

Income from investment operations:
Net investment income^	0.20	0.19	0.23	0.22	0.17
Net realized and unrealized gain (loss)	3.21	1.73	(3.89)	(2.94)	2.64

Total from investment operations	3.41	1.92	(3.66)	(2.72)	2.81

Less distributions to shareholders from:
Net realized gain	—	—	—	(0.51)	—
Net investment income	(0.23)	(0.22)	(0.23)	(0.21)	(0.15)

Total distributions	(0.23)	(0.22)	(0.23)	(0.72)	(0.15)

Net asset value, end of year	$14.62	$11.44	$9.74	$13.63	$17.07

Total Return	30.02% ‡	19.65% ‡	(26.88% )‡	(16.46% )‡	19.57%
Ratios & Supplemental Data
Net assets, end of year (‘000’s)	$29,647	$25,534	$27,996	$54,144	$86,095
Ratios to average net assets:
Expenses before waivers and reimbursements	1.17%	1.11%	0.98%	0.80%	0.79%
Expenses after waivers and reimbursements	0.84%	0.84%	0.84%	0.79%	0.79%
Net investment income after waivers and reimbursements	1.50%	1.58%	2.20%	1.38%	1.08%
Portfolio turnover rate	43%	49%	65%	28%	34%

^ Per share amounts calculated based on the average daily shares outstanding during the period.
‡ Total return would have been lower had various fees not been waived during the period.

D-1

The information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

AMERICAN BEACON FUNDS

American Beacon Bridgeway Large Cap Value Fund

STATEMENT OF ADDITIONAL INFORMATION

____________, 2011

Acquisition of the Assets and Stated Liabilities of:	By and in Exchange for Shares of:
Bridgeway Large-Cap Value Fund	American Beacon Bridgeway Large Cap Value Fund

c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060 (800) 661-3550.	4151 Amon Carter Boulevard, MD 2450 Fort Worth, Texas 76155 (800) 658-5811

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Proxy Statement and Prospectus dated ________, 2011, relating specifically to the proposed transfer of all of the assets of the Bridgeway Large-Cap Value Fund (the “Bridgeway Fund”) to, and the assumption of the stated liabilities of the Bridgeway Fund by, the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) in exchange for shares of the Fund having an aggregate value equal to the aggregate net asset value of the Bridgeway Fund.  To obtain a copy of the Proxy Statement and Prospectus, please write to the Fund at the address set forth above or call (800) 658-5811. The transfer is to occur pursuant to an Agreement and Plan of Reorganization and Termination. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.

GENERAL INFORMATION

A Special Meeting of Shareholders of the Bridgeway Fund to consider the Reorganization will be held at 11:00 a.m. Central time on Wednesday, February 1, 2012.  For further information about the Reorganization, see the Proxy Statement and Prospectus.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information related to the Proxy Statement and Prospectus dated _________, 2011, incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

●	The Prospectus and Statement of Additional Information for Class N Shares of the Bridgeway Large-Cap Value Fund, dated October 31, 2011 (Filed on October 27, 2011; Accession No. 0001193125-11-283854 )

●
The financial statements of the Bridgeway Large-Cap Value Fund as included in the Bridgeway Fund’s Annual Report filed for the year ended June 30, 2011 (Filed on August 31, 2011; Accession No. 0001193125-11-237467)

Because the Fund has not yet commenced operations as of the date of this Statement of Additional Information, no annual or semi-annual report of available at this time.

Pro Forma Financial Statements

Pro forma financial statements are not presented as the Bridgeway Fund is being combined with the Fund, a newly created series of American Beacon Funds, which does not have material assets or liabilities.

TABLE OF CONTENTS

Organization and History of the Fund
Additional Information About Investment Strategies and Risks
Non-Principal Investments Strategies and Risks
Investment Restrictions
Temporary Defensive and Interim Investments
Portfolio Turnover
Disclosure of Portfolio Holdings
Trustees and Officers of the Trust
Code of Ethics
Proxy Voting Policies
Control Persons and 5% Shareholders
Investment Advisory Agreement
Management, Administrative and Distribution Services
Other Service Providers
Portfolio Managers
Portfolio Securities Transactions
Redemptions in Kind
Tax Information
Description of the Trust
Financial Statements
Appendix A: Proxy Voting Policy and Procedures for the Trust	A-1
Appendix B: Ratings Definitions	B-1

ORGANIZATION AND HISTORY OF THE FUND

The Fund is a separate investment portfolio of the American Beacon Funds (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on January 16, 1987.  On _______, 2012, the Fund acquired all the assets of the Bridgeway Large-Cap Value Fund (the “Acquired Fund”), a series of Bridgeway Funds, Inc.  Since the Acquired Fund’s objective and policies are the same in all material respects as the Fund, and since the Fund will engage the investment advisor currently providing services to the Acquired Fund, Bridgeway Capital Management, Inc., as sub-advisor (“Sub-Advisor”), the Fund has adopted the prior performance and financial history of the Acquired Fund.  The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.  The Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies and risks of the Fund are described in the Prospectus. This section contains additional information about the Fund’s investment policies and risks and types of securities the Fund may purchase.  The composition of the Fund’s portfolio and the strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment strategies described below in pursuing its investment objectives. It may use some of the investment strategies only at some times or it may not use them at all.

Asset-Backed Securities – Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund’s rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Borrowing Risks – The Fund may borrow money in an amount up to one-third of its total assets (including the amount borrowed) from banks and other financial institutions.  The Fund may also borrow for temporary purposes. Borrowing may exaggerate changes in the Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund’s return.

Cash Equivalents – Cash equivalents include time deposits, certificates of deposit, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Certificates of deposit (“CDs”) are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.  U.S. dollar denominated CDs issued by banks abroad are known as Eurodollar CDs.  CDs issued by foreign branches of U.S. banks are known as Yankee dollar CDs.

Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

       Commercial Paper – The Fund may invest in commercial paper and other short-term notes.  Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Common Stock – Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks bellow preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter. Over the counter stock may be less liquid than exchange-traded stock.

Convertible Securities – Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, the Manager may consider some convertible securities to be equity equivalents.

Cover and Asset Segregation – The Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the “SEC”) and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance requires segregation (which may include earmarking) by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security or financial instrument or by offsetting portfolio positions.

For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by entering into an offsetting transaction to acquire an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price received by the Fund under the currency forward contract.

The Fund’s approach to asset coverage may vary among different types of swaps. With respect to most swap agreements (but excluding, for example, credit default swaps), the Fund calculates the obligations of the parties to the agreement on a “net basis” (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently, the Fund’s current obligations (or rights) under these swap agreements will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligation, if any, under a swap agreement will generally be covered by

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segregating cash or liquid securities having an aggregate value at least equal the amount, if any, that the Fund would owe, based on current market values, of all swaps with the same counterparty were terminated. To the extent that the obligations of the parties under these swaps are not calculated on a net basis, the amount segregated will be the full amount of the Fund’s obligations, if any.

With respect to credit default swaps, typically, if the Fund enters into a credit default swap as the buyer of credit protection, then it will earmark or otherwise segregate an amount of cash or liquid securities at least equal to any accrued payment or delivery obligations under the swap. Alternatively, if the Fund enters into a credit default swap as the seller of credit protection, then the Fund will earmark or otherwise segregate an amount of cash or liquid securities at least equal to the full notional amount of the swap. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

Inasmuch as the Fund covers its obligations under these transactions as described above, the Manager and the Fund believe such obligations do not constitute senior securities. Earmarking or otherwise segregating a large percentage of the Fund’s assets could impede the Sub-Advisor’s ability to manage the Fund’s portfolio.

  Depositary Receipts  American Depositary Receipts (ADRs) – ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security. Please see “Foreign Securities” below for a description of the risks associated with investments in foreign securities.

Fixed Income Securities – The Fund may hold debt, including corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Securities – The Fund may invest in U.S. dollar-denominated foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S. The term “foreign securities” would also include American Depository Receipts (“ADRs”) issued by companies that meet the preceding criteria. Although the Fund may invest in foreign securities, the Fund normally invests only minimally in foreign securities. Foreign securities carry incremental risk associated with: (1) currency fluctuations; (2) restrictions on, and costs associated with, the exchange of currencies; (3) difficulty in obtaining or enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers; (5) restrictions on foreign investment in other jurisdictions; (6) reduced levels of governmental regulation of foreign securities markets; (7) difficulties in transaction settlements and the effect of this delay on shareholder equity; (8) foreign withholding taxes; (9) political, economic, and similar risks, including expropriation and nationalization; (10) different accounting, auditing, and financial standards; (11) price volatility; and (12) reduced liquidity in foreign markets where the securities also trade. While some of these risks are reduced by investing

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only in ADRs and foreign securities listed on American exchanges even these foreign securities may carry substantial incremental risk.

Futures Contracts – Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial deposit” consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission (“CFTC”)), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into.

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The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the Sub-Advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although the Sub-Advisor may believe that use of such contracts will benefit a particular Fund, if that Sub-advisor’s investment judgment about the general direction of, for example, an index is incorrect, the Fund’s overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

Illiquid and Restricted Securities – Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.

Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A.  Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

The Board and the Sub-Advisor will carefully monitor the Fund’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-advisor, as applicable, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to

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register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Index Futures Contracts and Options on Index Futures Contracts – The Fund may invest in index futures contracts, options on index futures contracts and options on securities indices. The Fund may invest in index futures contracts for investment purposes, including for short term cash management purposes.

Index Futures Contracts – U.S. futures contracts traded on exchanges that have been designated “contracts markets” by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets.

At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment (“initial deposit”). It is expected that the initial deposit would be approximately 2% to 5% of a contract’s face value. Daily thereafter, the futures contract is valued and the payment of “variation margin” may be required.

Options on Index Futures Contracts – The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund’s losses or gains from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Futures Contracts on Stock Indices – The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (“Index Futures Contracts”). This investment technique is used only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

In general, each transaction in Index Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund’s investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Index Futures Contracts may not be achieved or a loss may be realized.

Transactions in Index Futures Contracts involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

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Brokerage costs will be incurred and “margin” will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund.

Options on Securities Indices – The Fund may write (sell) covered call and put options to a limited extent on an index (“covered options”) in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Fund may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Fund.

By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a put option, the Fund, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires unexercised on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

The Fund has adopted certain other non-fundamental policies concerning index option transactions that are discussed above.

The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Because options on securities indices require settlement in cash or the Sub-advisor may be forced to liquidate portfolio securities to meet settlement obligations.

Options on Stock Indices – The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

Initial Public Offerings – The Fund can invest in initial public offerings (“IPOs”). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may only be a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new

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industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interests in Publicly Traded Limited Partnerships – The Fund may invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership’s trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be ‘publicly traded’ will not be considered ‘qualifying income’ under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in the Fund’s portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership.  Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Interfund Lending – Pursuant to an order issued by the SEC, the American Beacon Funds may participate in a credit facility whereby each American Beacon Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other American Beacon Funds for temporary purposes. The credit facility can provide a borrowing fund with significant savings at times when the cash position of a fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions. When the funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

The credit facility will reduce the Fund’s potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lending. Although the credit facility will reduce the Fund’s need to borrow from banks, the Fund remains free to establish lines of credit or other borrowing arrangements with banks.

Issuer Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Limited Liability Companies – The Fund may purchase securities of entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States. These securities are comparable to common or preferred stock.

Loan Transactions – Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

Securities loans will be made in accordance with the following conditions: (1) a Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Fund

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may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board as appropriate, to vote proxies.

While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board of Trustees to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as “qualified” loan transactions.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

Market Events — Turbulence in the financial sector has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. The U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Master Demand Notes – Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payment on demand. The sub-advisors will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Investments in master demand notes are subject to the limitation on investments in illiquid securities.

Mortgage-Backed Securities – Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

Collateralized Mortgage Obligations (“CMOs”) – CMOs and interests in real estate mortgage investment conduits (“REMICs”) are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt

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from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

Mortgage Pass-Through Securities – Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). They are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

There are a number of important differences among the agencies, instrumentalities and government-sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Such agencies and securities include:

(1) GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) – GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the “modified pass-through” mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

(2) Mortgage-Related Securities Issued by Private Organizations – Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

(3) FHLMC Mortgage Participation Certificates (“Freddie Macs”) – Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Please see “Additional Information Regarding Freddie Mac and Fannie Mae” below for further information.

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(4) FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”) – Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States. Please see “Additional Information Regarding Freddie Mac and Fannie Mae” below for further information.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend emergency funds to Fannie Mae and Freddie Mac and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) to announce that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since that time, the Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Freddie Mac and Fannie Mae preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Freddie Mac and Fannie Mae through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Freddie Mac and Fannie Mae will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae and Freddie Mac resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down Fannie Mae and Freddie Mac by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether Freddie Mac and Fannie Mae should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of Freddie Mac and Fannie Mae is in serious question as the U.S. Government considers multiple options.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess

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cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Other Investment Company Securities – The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs), exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the Sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act of 1940, to provide liquidity or for defensive purposes. The Fund would invest in money market funds rather than purchasing individual short-term investments. The Fund may choose to invest in money market mutual funds advised by the Manager or the Sub-advisor. The Fund may purchase shares of exchange-traded funds. ETFs trade like a common stock and usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, the Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage. As a shareholder of an ETF, the Fund would be subject to its

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ratable share of ETFs expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. Therefore, the Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies, which are described below.

The Fund may also invest in exchange traded notes, which are structured debt securities.  Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.

Preferred Stock – A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Related Investments – The Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertibles securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Fund’s investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of the Fund’s portfolio. The Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, U.S.-qualified REITs are subject to the possibility of failing to a) qualify for tax-free pass-through of income under the Internal Revenue Code (“IRC”) and b) maintain exemption eligibility from the investment company registration requirements.

Repurchase Agreements – A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement the Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining “overnight” flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by the Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral,

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including possible sale of the securities. The Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Portfolio’s rights. The Fund’s Board of Trustees has established procedures pursuant to which the Sub-Advisor monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Sub-Advisor, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include equity and fixed income securities such as U.S. government and agency securities, municipal obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds, corporate obligations and convertible securities.

Rights and Warrants – Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indexes (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

U.S. Government Agency Securities – U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations – U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies and risks described in the Prospectus, the Fund may:

1.           Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves

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the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2.           Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).

3.           Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

4.           Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager or the Sub-Advisor, as applicable, attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

5.           Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Fund will not invest more than 15% of its respective net assets in Section 4(2) securities and illiquid securities unless the Manager or the Sub-Advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust’s Board of Trustees (“Board”) that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

INVESTMENT RESTRICTIONS

Fundamental Policies. The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

Fundamental Investment Restrictions. The following discusses the investment policies of the Fund and the Board.

In addition to the investment objectives noted in the Prospectus, the following restrictions have been adopted by the Fund and may be changed with respect to the Fund only by the majority vote of the Fund’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

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1.           Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.           Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.           Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

4.           Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements.

5.           Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.           Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7.           Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund’s total assets.

8.           Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry provided that: (i) this limitation does not apply to obligations issued by U.S. agencies; and (ii) tax-exempt municipalities and their agencies and authorities are not deemed to be industries.

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

Non-Fundamental Investment Restrictions. The following non-fundamental investment restrictions apply to the Fund (except where noted otherwise) and may be changed with respect to the Fund by a vote of a majority of the Board.  The Fund may not:

1.           Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.           Purchase securities on margin, except that the Fund may obtain such short term credits as necessary for the clearance of transactions, and (2) the Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

All percentage limitations on investments, except with regard to the illiquid securities, which is an ongoing obligation, will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS

In times of unstable or adverse market, economic, political or other conditions, the Fund can invest up to 100% in cash and other types of securities for defensive or temporary purposes. It can also hold cash or purchase these type of securities for liquidity purposes to meet cash needs due to redemptions of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

16

These temporary investments can include (i) obligations issued or guaranteed by the U.S. Government, its agents or instrumentalities; (ii) commercial paper rated in the highest short term category by a rating organization; (iii) domestic, Yankee and Eurodollar certificates of deposit or bankers’ acceptances of banks rated in the highest short term category by a rating organization; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short-term corporate debt obligations; (vi) repurchase agreements; (vii) futures; (viii) exchange-traded funds; and (ix) shares of registered money market funds, including funds advised by the Manager or the Sub-advisor.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase the Fund’s transaction costs and generate additional capital gains or losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund publicly discloses portfolio holdings information as follows:

1.
a complete list of holdings for the Fund on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days of the end of each fiscal semi-annual period;

2.	a complete list of holdings for the Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3.	a complete list of holdings for the Fund as of the end of each quarter on the Fund’s website (www.americanbeaconfunds.com) approximately sixty days after the end of the quarter; and

4.
ten largest holdings for the Fund as of the end of each calendar quarter on the Fund’s website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

Public disclosure of the Fund’s holdings on the website and in sales materials may be delayed when the Sub-Advisor informs the Manager that such disclosure could be harmful to the Fund. In addition, individual holdings may be omitted from website and sales material disclosure, when such omission is deemed to be in the Fund’s best interest.

Occasionally, certain interested parties – including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others – may request portfolio holdings information that has not yet been publicly disclosed by the Fund. As a policy, the Fund controls the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders.

Third Party Service Providers.   The Fund has ongoing arrangements with third party service providers that require access to holdings to provide services necessary to the Fund’s operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information.  The service providers have a duty to keep the Fund’s nonpublic information confidential either through written contractual arrangements with the Manager and the Fund or by the nature of their role with respect to the Fund.  The Fund has determined that complete disclosure of nonpublic holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: investment

17

managers, custodian banks, pricing services, fund accounting agents, and independent registered public accounting firms. The Fund has ongoing arrangements to provide nonpublic holdings information to the following service providers: the Manager, the Sub-Advisor, State Street Bank and Trust Company (“State Street”), Glass Lewis & Co. LLC (“Glass Lewis”) and [independent registered public accounting firm].  State Street serves as the Trust’s custodian, accounting, and pricing agent.  State Street has access to complete Fund holdings on a daily basis with no lag. The Manager and the Sub-Advisor serve as investment managers to the Fund and have access to complete holdings on an intraday basis with no lag.  [           ] serves as the Fund’s independent registered public accounting firm and has access to the complete list of holdings on an annual basis with no lag.  In addition, [independent registered public accounting firm] may be provided with holdings information on an ad hoc basis when the Manager seeks their advice on matters related to those holdings.

Certain third parties are provided with nonpublic information on particular holdings (not a complete list) on an ad hoc basis.  These third parties include: proxy voting research providers, broker-dealers, borrowers of the Fund’s portfolio securities, legal counsel, and issuers (or their agents).  The Fund’s proxy voting research provider receives holdings information for securities that are soliciting shareholder votes, and the holdings information may be as recent as prior day. Broker-dealers utilized by the Fund in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag.  The Manager may provide holdings information to legal counsel when seeking advice regarding those holdings.  From time to time, an issuer (or its agent) may contact the Fund requesting confirmation of ownership of the issuer’s securities.  Such holdings information is provided to the issuer (or its agent) as of the date requested.  The Fund does not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information.  However, the Fund would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.

Rating and Ranking Organizations.  The Fund has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund.  The Fund has determined that selective and complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds.  The Fund has the following arrangements with rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Organization	Frequency of Disclosure	Lag
Bloomberg	Quarterly	Day following disclosure on Fund’s website
Lipper/Reuters	Monthly	5 business days
Morningstar	Monthly	Day following disclosure on Fund’s website

The rating and ranking organizations receiving fund holdings information prior to disclosure on the Fund’s website have provided written assurances that they will keep the information confidential and will not trade based on the information.  For those rating and ranking organizations that have not provided such assurances, the Fund withholds disclosure of fund holdings information until the day following disclosure on the Fund’s website.

Selective Disclosure. Selective disclosure of nonpublic portfolio holdings information to parties other than rating and ranking organizations or service providers must meet all of the following conditions:

1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential until it has been posted to the Fund’s website and not to trade based on the information;
2.	Holdings may only be disclosed as of a month-end date;
3.	No compensation may be paid to the Fund, the Manager or any other party in connection with the disclosure of information about portfolio securities; and
4.	A member of the Manager’s Compliance Department must approve requests for nonpublic holdings information.

In determining whether to approve a request for portfolio holdings disclosure, the Compliance Department shall consider the type of requestor and its relationship to the Fund, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style and strategy of the Fund for which holdings have been requested (e.g. passive versus active management), whether the Fund is managed by one or multiple investment managers, and any other factors it deems relevant.  In its analysis, the Compliance Department shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Manager or any affiliated person of the Fund on the other. For example, the Compliance Department will inquire whether the Manager has entered into any special arrangements with the requestor to share nonpublic portfolio holdings information in exchange for a substantial investment in the Fund

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or other products managed by the Manager. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager will present the details of the request to the Board who will either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for selective disclosure that were approved during the period.

The Compliance Department will determine whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and thus requires disclosure in the SAI.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Fund.  The Board oversees the Trust’s officers and service providers, including American Beacon Advisors, Inc., which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trust’s Chief Compliance Officer.   The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund.  American Beacon, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund.  In addition, under the general oversight of the Board, American Beacon, the Fund’s investment adviser, and other service providers to the Fund have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, American Beacon as manager of the Fund oversees and regularly monitors the investments, operations and compliance of the Fund’s investment advisers.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, and senior officers of American Beacon, and the Fund’s Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management.  The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Fund.  In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trust, either directly or through American Beacon or the Fund’s CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Fund’s CCO regarding the effectiveness of the Fund’s compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with American Beacon and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of American Beacon also report regularly to the Audit and Compliance Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices.  In addition, the Audit and Compliance Committee receives regular

19

reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute at least two-thirds of the Board.  Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Fund.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee.  For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves the Fund’s investment advisory agreement with American Beacon, but specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Trust is part of the American Beacon Funds Complex, which is comprised of the 21 portfolios within the Trust, 2 portfolios within the American Beacon Select Funds and 1 portfolio within American Beacon Mileage Funds, and 1 portfolio within the American Beacon Master Trust.  The same persons who constitute the Board also constitute the respective boards of trustees of American Beacon Select Funds, the American Beacon Mileage Funds and the American Beacon Master Trust.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.  Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal.  The address of each Trustee listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) and Directorships During Past 5 Years
INTERESTED TRUSTEES
Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (75)	Trustee since 1996
Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present);

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Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) and Directorships During Past 5 Years Trustee, American Beacon Select Funds (1999-Present).
NON-INTERESTED TRUSTEES

W. Humphrey Bogart (67)	Trustee since 2004
Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline (51)	Trustee since 2004
Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, Trinity Valley School (2003-2004); Member, Trinity Valley School Endowment Committee (2004-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (68)	Trustee since 2004 Chairman since 2008
Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-2011) and Director (2005-2011), The Dallas Opera Foundation; Director, The Dallas Opera (2005-Present); Chairman (2006-2009) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Director, The Retina Foundation of the Southwest (2000-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

R. Gerald Turner (66)	Trustee since 2001
President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present).

Thomas M. Dunning (69)	Trustee since 2008
Non-Executive Chairman (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, Baylor Health Care System Foundation (2007-Present); Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present);  Board Member, John Tower Center for Political Studies/SMU (2008-Present);  Board Member, University of Texas Development Board (2008-Present); Board Member, BancTec (2010-Present);Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Eugene J. Duffy (57)	Trustee since 2008
Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Paul J. Zucconi, CPA (71)	Trustee since 2008
Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community services and products) (2010-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

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Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) and Directorships During Past 5 Years

Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

*
The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the board may determine to grant one or more annual exemptions to this requirement.

**
Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act.  Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s Sub-advisors.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

W. Humphrey Bogart:  Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment adviser and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.

Brenda A. Cline:  Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and\or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.

Eugene J. Duffy:  Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.

Thomas M. Dunning:  Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.

Alan D. Feld:  Mr. Feld has extensive experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.

Richard A. Massman:  Mr. Massman has extensive experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.

R. Gerald Turner:  Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.

Paul J. Zucconi:  Mr. Zucconi has extensive financial experience as partner with a large public accounting firm auditing financial services firms, including investment companies, organizational management and financial experience as a director to various publicly held and private companies, including acting as chairman or as a member of their audit and/or audit and compliance committees, service as a board member to a local chapter of not-for-profit foundation; service as a board member to a local chapter of a national association of corporate directors, and multiple years of service as a Trustee.

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Committees of the Board

The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Messrs. Zucconi (Chair) Duffy and Dunning.  Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity.  None of the members of the committee are “interested persons” of the Trust, as defined by the 1940 Act.  As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust's financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws,  rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trust’s Chief Compliance Officer in connection with his or her implementation of the Trust’s Compliance Program. The Audit Committee met ____ times  during the fiscal year ended December 31, 2011.

The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner.  Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity.  As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met ____ times during the fiscal year ended December 31, 2011.

The Trust has an Investment Committee that is comprised of Mr. Bogart (Chair) and Ms Cline.  Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity.  As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and the Sub-Advisor to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of the Sub-Advisor to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a Sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a Sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met ____ times during the fiscal year ended December 31, 2011.

Trustee Ownership in the Funds

As of the date of this SAI, no Trustee owns Shares of the Fund. The following table shows the amount of equity securities owned in the American Beacon Funds family by the Trustees as of the calendar year ended December 31, 2011.

	INTERESTED	NON-INTERESTED
	Feld	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Aggregate Dollar Range of Equity
Securities in all Trusts (23 Funds)

Trustee Compensation

As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an

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annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement of reasonable expenses incurred in attending such Board and Committee meetings.

Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. He also receives an additional $2,500 per quarter for his services as an ex-officio member of multiple committees. The following table shows estimated compensation that will be earned by each Trustee for the fiscal year ending December 31, 2012.*

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (23 funds)
INTERESTED TRUSTEES
Alan D. Feld
NON-INTERESTED TRUSTEES
W. Humphrey Bogart
Brenda A. Cline
Eugene J. Duffy
Thomas M. Dunning
Richard A. Massman
R. Gerald Turner
Paul Zucconi
*           Estimated compensation for the fiscal period ______, 2012 through December 31, 2012.

The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.

A person may serve as a Trustee Emeritus and receive related benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as set forth below. Unless otherwise indicated, the address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Name, Age and Address	Position, Term of Office and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
OFFICERS	Term One Year

Gene L. Needles, Jr. (57)	President since 2009 Executive Vice President 2009
President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President, CEO and Director (2009-Present), Lighthouse Holdings, Inc.; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-

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2002), and Regional Sales Manager (1993-1999), AIM Distributors.
William F. Quinn (64)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1987 to 2007and 2008 to 2009 Trustee from 1987 to 2008
Executive Chairman (2009-Present), Chairman (2006-2009), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman and Director (2008-Present), Lighthouse Holdings, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-2009);Director, Hicks Acquisition II, Inc. (2010-Present) (special purpose acquisition company); Director, Crescent Real Estate Equities, Inc. (1994-2007); Independent Trustee, National Railroad Retirement Investment Trust (2011-Present); Trustee (1995-2008) and President (1995-2007, 2008-2009), American Beacon Mileage Funds; Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds, plc (2007-2009).

Rosemary K. Behan (52)	VP, Secretary and Chief Legal Officer since 2006
Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Secretary (2008-Present), Lighthouse Holdings, Inc.; Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, U.S. Securities and Exchange Commission (1995-2004).

Brian E. Brett (51)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment adviser) (1996-2004).

Wyatt L. Crumpler (45)	VP since 2007
Vice President, Asset Management(2009-Present) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc. ; Managing Director of Corporate Accounting (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Erica B. Duncan (40)	VP since 2011
Vice President, Marketing & Client Services (2011-Present), American Beacon Advisors, Inc.; Supervisor, Brand Marketing (2010-2011), Invesco; Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (57)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (50)	Treasurer since 2010	Vice President, Finance & Accounting (2010-Present); Controller (2005-2009); Assistant Controller (1998-2004), American Beacon Advisors, Inc.

Terri L. McKinney (48)	VP since 2010
Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), and Director of Marketing & Retail Sales (1996-2003); American Beacon Advisors, Inc.; President, Board of Trustees (2010-Present), Vice President, Board of Trustees (2008-2010); Trustee, (2006-2008), Down Syndrome Guild of Dallas.

Jeffrey K. Ringdahl (36)	VP since 2010
Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Samuel J. Silver (48)	VP since 2011	Vice President, Fixed Income Investments (2011-Present) and Sr. Portfolio Manager (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (40)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

John J. Okray (37)	Asst. Secretary since 2010	Assistant General Counsel, American Beacon Advisors, Inc. (2010-Present); Asst. Secretary (2010-Present), Lighthouse Holdings, Inc.; Vice President, OppenheimerFunds, Inc. (2004-2010).

CODE OF ETHICS

The Manager, the Trust and the Sub-Advisor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Each Code of Ethics significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code of Ethics generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trust’s Codes of Ethics require employees to report trades in shares of the Trusts.  Each Code of Ethics is on public file with, and may be obtained from, the SEC.

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  PROXY VOTING POLICIES

From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Fund’s shareholders and the Manager, or its affiliates.  Please see Appendix A for a copy of the Policy, as amended. The Fund’s proxy voting record for the most recent year ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.

CONTROL PERSONS AND 5% SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of the date of this SAI, the Manager has seeded the Fund and is the sole shareholder of the Fund.

INVESTMENT ADVISORY AGREEMENT

The Fund’s Sub-advisor is listed below with information regarding its controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment advisor has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.” Persons and entities affiliated with the Sub-advisor are considered affiliates of the Fund.

Sub-advisor	Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity’s Business
Bridgeway Capital Management, Inc.	John Noland Ryan Montgomery Michael Dennis Mulcahy Linda Gail Giuffre Von Devanthini Celestine Richard Peter Cancelmo
*
Pursuant to an investment advisory agreement, the Manager has agreed to pay an annualized advisory fee to the Sub-Advisor according to the following schedule.

First $125 million	0.40 of 1%
Next $125 million	0.35 of 1%
Over $250 million	0.30 of 1%

The Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days’ nor more than sixty (60) days’ written notice to the Sub-advisor, or by the Sub-advisor upon sixty (60) days’ written notice to the Trust. The Investment Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

 MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

The Manager

The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc. (“Lighthouse”). Lighthouse is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P.

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(“TPG”). The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:

●	complying with reporting requirements;

●	corresponding with shareholders;

●	maintaining internal bookkeeping, accounting and auditing services and records; and

●	supervising the provision of services to the Trusts by third parties.

In addition to its oversight of the Sub-advisor, the Manager invests the portion of the Fund’s assets that the Sub-advisor determines to be allocated to short-term investments.

The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by the Sub-advisor to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the Sub-advisor; and any extraordinary expenses of a nonrecurring nature.

The management agreement provides for the Manager to receive an annualized management fee that is calculated and accrued daily, equal to the sum of: ____% of the net assets of the Fund. In addition, the Fund pays the Manager the amounts due to the Sub-advisor. The Manager then remits these amounts to the Sub-advisor. Because the Fund has not commenced operations prior to the date of this SAI, no fees have been paid to the Manager or the Sub-advisor for the past three fiscal years.

In addition to the management fee, the Manager is paid an administrative services fee for providing administrative services to the Fund. Because the Fund has not commenced operations prior to the date of this SAI, the Fund has not paid an administrative service fee to the Manager for the last three fiscal years.

The Manager also may receive up to 25% of the net monthly income generated from the securities lending activities of the Fund as compensation for administrative and oversight functions with respect to securities lending of the Fund. Currently, the Manager receives 10% of such income for other series of the Trust. The Fund has not commenced operations prior to the date of this SAI. Accordingly, the Manager has not received any fees from the securities lending activities of the Fund.  The SEC has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager. As of the date of this SAI, the Fund does not intend to engage in securities lending activities.

The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for the Fund in order to maintain competitive expense ratios for the Fund. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

The Manager falls under an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

The Distributor

Foreside Fund Services, LLC (“Foreside” or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Fund’s shares. The Distributor is a

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registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares.

OTHER SERVICE PROVIDERS

State Street, located at 2 Copley Plaza, 3rd Floor, Boston, Massachusetts 02116, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located at 330 W. 9th Street, Kansas City, Missouri 64105. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to an Administrative Services Agreements and instructions given by the Manager, State Street may invest certain excess cash balances for certain series of the Trust in various futures contracts. The Fund’s independent registered public accounting firm is [], which is located at []. K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Fund.

PORTFOLIO MANAGERS

The portfolio managers to the Fund (the “Portfolio Managers”) have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts has been provided by each Portfolio Manager’s firm and is set forth below. The number of accounts and assets is shown as of the dates indicated below.

Name of Investment Advisor and Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Beacon Advisors, Inc.
Wyatt L. Crumpler
Gene L. Needles, Jr.
Adriana R. Posada
Bridgeway Capital Management, Inc.
John Montgomery
Elena Khoziaeva
Michael Whipple
Rasool Shaik

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the Fund. This side-by-side management may present potential conflicts between a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the Manager and the Sub-advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of the Fund and other accounts. The information regarding potential conflicts of interest of the Sub-Advisor was provided by each firm.

The Manager  The Manager’s Portfolio Managers are responsible for managing the Fund and other accounts, including separate accounts and unregistered funds. The Manager typically assigns funds and accounts with similar investment strategies to the same Portfolio Manager to mitigate the potentially conflicting investment strategies of accounts.

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The Sub-Advisor  Actual or apparent conflicts of interest may arise when a Portfolio Manager or investment management team member has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a Portfolio Manager or investment management team member who manages multiple funds and/or other accounts:

●
The management of multiple funds and/or other accounts may result in a Portfolio Manager or investment management team member devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the Portfolio Manager or investment management team member may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The adviser believes this problem may be significantly mitigated by the Fund’s use of statistical models, which drive stock picking decisions of its actively managed funds.

●
If a Portfolio Manager or investment management team member identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Sub-Advisor has developed guidelines to address the priority order in allocating investment opportunities.

●
At times, a Portfolio Manager or investment management team member may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he or she exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager or investment management team member may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

●
With respect to securities transactions for the funds, the Sub-Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Sub-Advisor may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account. The Sub-Advisor seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

●
With respect to securities transactions for the funds, the Sub-Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Sub-Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Advisor or its affiliates may place separate, non-simultaneous, transactions for a fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the fund or the other account.

●
The appearance of a conflict of interest may arise where the Sub-Advisor has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a Portfolio Manager or investment management team member has day-to-day management responsibilities.

The Sub-Advisor has adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Compensation

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The Portfolio Managers are compensated in various forms by their respective investment advisor. Following is a description provided by each investment advisor regarding the structure of and criteria for determining the compensation of each Portfolio Manager.

The Manager  The Manager Compensation of the Manager’s Portfolio Managers is comprised of base salary and annual cash bonus. Each Portfolio Manager’s base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data.  In addition, all Portfolio Managers participate in the Manager’s annual cash bonus plan. The amount of the total bonus pool is based upon the profitability of the Manager.  Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager’s level of responsibility. Additionally, the Portfolio Managers participate in the Manager’s Equity Option Plan.

Bridgeway Capital Management, Inc.  The objective of the Sub-Advisor’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Sub-Advisor’s size and geographical location. The adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the investment management team, including John Montgomery, Elena Khoziaeva, Rasool Shaik and Michael Whipple, participate in a compensation program that includes a base salary that is fixed annually, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance against metrics such as integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Sub-Advisor relative to peer companies. The adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed accounts have performance based fees relative to stock market benchmarks, c) operating costs of the Sub-Advisor and d) because the Sub-Advisor is an “S” Corporation, the amount of distributions to be made by the Sub-Advisor to its shareholders at least sufficient to satisfy the payment of taxes due on the Sub-Advisor’s income that is taxed to its shareholders under subchapter S of the Internal revenue Code.

Fund performance impacts overall compensation in two broad ways. First, generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Sub-Advisor’s profitability (although certain funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders). Second, certain funds managed by the Sub-Advisor have performance-based management fees that are a function of trailing five-year before-tax performance of each Fund relative to its specific market benchmark. Should each such Fund’s performance exceed the benchmark, the Sub-Advisor may make more total management fees and increase its profitability. On the other hand, should each such Fund’s performance lag the benchmark, the Sub-Advisor may experience a decrease in profitability.

Finally, all investment management team members participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Sub-Advisor. With the exception of John Montgomery, investment management team members (as well as all of the Sub-Advisor’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Sub-Advisor or both. The value of this ownership is a function of the profitability and growth of the Sub-Advisor. The adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, he does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Sub-Advisor. However, by policy of the Sub-Advisor, John Montgomery may only receive distributions from the Sub-Advisor in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Ownership of the Fund

A Portfolio Manager’s beneficial ownership of the Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager’s immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. As of the date of this SAI, the Fund has not commenced operations. Accordingly, the Portfolio Managers do not beneficially own any shares of the Fund.

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PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager and the Sub-Advisor are authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund’s net asset value), and other information provided to the applicable Fund, to the Manager and/or to the Sub-Advisor (or their affiliates), provided, however, that the Manager or the Sub-advisor must always seek best execution. The Trusts do not allow the Manager or Sub-Advisor to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the Sub-Advisor are also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Manager or the Sub-Advisor, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the Sub-advisor exercises investment discretion. The fees of the Sub-Advisor are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, as applicable, the Manager, or the Sub-Advisor (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Brokerage and research services obtained with Fund commissions might be used by the Manager and/or the Sub-Advisor, as applicable, to benefit their other accounts under management.

The Manager and the Sub-advisor will place its own orders to execute securities transactions that are designed to implement the applicable Fund’s investment objective and policies. In placing such orders, the Sub-advisor will seek best execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, as appropriate, the Sub-advisor of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund’s cash flows. High portfolio activity increases the Fund’s transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

The Investment Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the Sub-advisor is to seek best execution. In assessing available execution venues, the Sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the value of any eligible research, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

The Fund may establish brokerage commission recapture arrangements with certain brokers or dealers. If the Sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the Sub-Advisor receives any benefits from the commission recapture program. The Sub-advisor’s participation in the brokerage commission recapture program is optional. The Sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the Sub-advisor’s obligation to seek the best execution available.

The Fund has not commenced operations as of the date of this SAI.  Accordingly, no brokerage commissions were paid by the Fund during the previous three fiscal years.

REDEMPTIONS IN KIND

Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets.  However, shareholders always will be

31

entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent the Fund redeems its shares in this manner; the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

TAX INFORMATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes the Fund qualifies as a “regulated investment company” (as discussed below). Such information is only a summary of certain key federal tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to its shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. The information is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

Taxation of the Fund

 The Fund intends to qualify each taxable year, for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  The Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

●	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);

●	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

●	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends it distributes would be taxable to its shareholders as ordinary income (or possibly as “qualified dividend income” (as described in the Prospectus)) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would therefore have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a RIC in any given taxable year. See the next section for a discussion of the tax consequences to the Fund of certain investments and strategies.

Taxation of Certain Investments and Strategies

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           If the Fund acquires stock in a foreign corporation that is a “passive foreign investment company” (“PFIC”) and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on any “excess distribution” the Fund receives on the stock or of any gain realized by the Fund from disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ “qualified dividend income.”  The Fund may avoid this tax and interest if it elects to treat the PFIC as a “qualified electing fund”; however, the requirements for that election are difficult to satisfy. If such an election were made, the Fund would be required to include in its income each year a portion of the ordinary income and net capital gains of the PFIC, even if that income is not distributed to the Fund. Any such income would be subject to the Distribution Requirement and to the calendar year Excise Tax distribution requirement.

           The Fund may elect to “mark-to-market” its stock in a PFIC. Under such an election, the Fund (1) would include in gross income each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock and (2)  would be allowed a deduction for the excess, if any, of its adjusted basis in the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years.  The Fund’s adjusted basis in PFIC stock would be adjusted to reflect the amounts included in income, or deducted, under this election. Amounts included in income pursuant to this election, as well as gain, if any, realized on the sale or other disposition of PFIC stock, would be treated as ordinary income, while the deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss.  The Fund generally would not be subject to the deferred tax and interest charge discussed above with respect to PFIC stock for which a mark-to-market election has been made.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein.  While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

           Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Fund may realize in connection therewith. In general, the Fund’s (1) gains from the disposition of foreign currencies and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Income Requirement.

           Dividends the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

Some futures contracts, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- in which the Fund invests may be subject to Code section 1256 (collectively, “section 1256 contracts”).  Any section 1256 contracts the Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

           Section 988 of the Code also may apply to the Fund’s forward currency contracts and options and futures on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of

33

the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

           Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

           When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

           If the Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Taxation of the Fund’s Shareholders

Dividends and other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution.  So, if an investor purchases Fund shares shortly before the record date for a distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution, even thought it represents in part a return of invested capital.

Cost Basis Election and Reporting

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Pursuant to legislation passed by Congress in 2008, a Fund shareholder who wants to use the average cost method for determining basis with respect to Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic).  If a shareholder of the Fund fails to affirmatively elect the average cost method, the basis determination will be made in accordance with the Fund’s default method, which might be a method other than average cost.  If, however, the Fund’s default method is average cost and a Fund shareholder wishes to use a different acceptable method for basis determination (e.g., a specific identification method), the shareholder may elect to do so.  The basis method a Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

That 2008 legislation also requires that, in addition to the current requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term or long-term holding period.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis method for their tax situation and to obtain more information about how the basis reporting law will apply to them.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.”  Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.

 Foreign Shareholders

Taxation of dividends the Fund pays to a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (“foreign shareholder”) depends on whether the shareholder’s ownership of Fund shares is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder (“effectively connected”). If a foreign shareholder’s ownership is not effectively connected, distributions of ordinary income paid to it will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate). If that ownership is effectively connected, the foreign shareholder will be subject to federal income tax on income dividends from the Fund as if it were a U.S. shareholder.

A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain, unless the shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership).  Foreign shareholders will not be subject to withholding tax on "short-term capital gain dividends" and "interest-related dividends" paid (if any) by the Fund during its taxable year beginning before January 1, 2012.

Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the federal income taxation rules described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DESCRIPTION OF THE TRUST

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in

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which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc.  The following individuals (and members of that individual’s “immediate family”), are eligible for purchasing shares of the Institutional Class with an initial investment of less than $250,000: (i) employees of the Manager, (ii) employees of the Sub-advisor for the Fund where it serves as Sub-advisor, (iii) officers and directors of AMR Corporation, (iv) members of the Trust’s Board of Trustees, (v) employees of TPG/Pharos, and (vi) members of the Manager’s parent’s Board of Directors. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’s sibling, aunts, uncles, nieces and nephews; relatives by virtue of remarriage (step-children, step-parents, etc.) are included. Any shareholders that the Manager transfers to the Institutional Class upon termination of the class of shares in which the shareholders were originally invested is also eligible for purchasing shares of the Institutional Class with an initial investment of less than $250,000.

FINANCIAL STATEMENTS

The Trust’s independent registered public accounting firm, _______ audits and reports on the Fund’s annual financial statements. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.  The Fund will adopt the financial statements of the Bridgeway Large-Cap Value Fund.  Those financial statements were audited by another registered public accounting firm.

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APPENDIX A

AMERICAN BEACON MASTER Trust
AMERICAN BEACON FUNDS
AMERICAN BEACON MILEAGE FUNDS
AMERICAN BEACON SELECT FUNDS

PROXY VOTING POLICY AND PROCEDURES

Last Amended November 8, 2011

Preface

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the American Beacon Master Trust and shareholders of the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Funds”).  Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

The Funds are managed by American Beacon Advisors, Inc. (the "Manager").  The Funds’ Boards of Trustees has delegated proxy voting authority to the Manager with respect to the Funds that invest primarily in the securities of domestic U.S. issuers and the respective portions of the Global Real Estate Fund and High Yield Opportunities Fund that invest in the securities of North American issuers (collectively, the "Domestic Funds").  The Manager has retained a proxy voting consultant (the “Consultant”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Domestic Funds, consistent with the Policy.  The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the “Subadvisers”).  Proxy voting for the Funds that invest primarily in the securities of foreign issuers and the respective portions of the Global Real Estate Fund and High Yield Opportunities Fund that invest in the securities of non-North American issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds (“International Subadvisers”).  For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved by their Boards of Trustees.  The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, “shareholders”).  For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders’ interests.  To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

Domestic Funds - Procedures

1.             Voting –The Consultant has been instructed by the Manager to vote proxies in accordance with the Policy, unless it is notified to vote otherwise by the Manager in writing.  The Manager may decide to instruct the Consultant to vote in a manner different than specified by the Policy if it determines that such a variance from the Policy would be in the best interests of Fund shareholders.  In making such a determination, the Manager will conduct its analysis of the proxy proposal, which may include, among other things, discussing the issue with Subadvisers holding the security to determine their recommended voting position.

Except as otherwise noted, items to be evaluated on a case-by-case basis and proposals not contemplated by the Policy will be assessed by the Manager.  In these situations, the Manager will use its judgment in directing the Consultant to vote in the best interest of the Funds’ shareholders and will propose changes to the Policy when appropriate.

2.      Conflicts of Interest - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates.  Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders.  The Manager will monitor the Fund’s holdings against the list of affiliated persons and will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

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a.       Proxies for Affiliated Funds - Each Fund has the ability to invest in the shares of any of the Money Market Funds.  For example, the High Yield Bond Fund may purchase shares of the Money Market Fund.  If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund.  In these cases, the Manager will instruct the Consultant to vote in accordance with the Board of Trustees' recommendations in the proxy statement.

b.       Business / Personal Connections of the Manager - The Manager is minority owned by AMR Corporation, which is a publicly-traded corporation and the parent company of American Airlines, Inc.  To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote.  By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client.  If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

c.       Business / Personal Connections of the Subadvisers - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages.  When the Manager receives input regarding a voting recommendation from a Subadviser, the Manager will request the Subadviser’s disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal.  If the Subadviser’s disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser’s recommendation regarding the proxy proposal.

3.      Securities on Loan - The Consultant will notify the Manager before the record date about the occurrence of a future shareholder meeting.  The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of voting such shares in accordance with the Policy, based on factors including the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to a Fund as a result of recalling the shares on loan.

Domestic Funds - Policies

1.      Routine Proposals - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation.  Traditionally, these include:

A.      Location of annual meeting
B.      Employee stock purchase plan
C.      Appointment of auditors
D.      Corporate strategy
E.      Director indemnification and liability protection
F.      Reincorporation

The Funds’ policy is to support management on these routine proposals.

2.      Social, Political and Environmental Proposals - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to support management.  Financial interests of the shareholders are the only consideration for proxy voting decisions.

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3.      Shareholder Equality Proposals - Issues that do not discriminate against certain shareholders will be supported.  Non-discriminatory proposals include:

A.      Anti-greenmail - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

B.      Fair price provisions - Provisions that guarantee an equal price to all shareholders will be supported.

4.      Non-routine proposals - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders’ investment.  All situations will be viewed individually and independently with the focus on the financial interest of the shareholders.

Various factors will contribute in the decision-making process assessing the financial interest of the shareholders.  Consideration should be given first and foremost to the board of directors.  The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the board is independent (defined as at least 75% of members are independent, having no personal or business relationship with management, as defined by the relevant exchange), capable and dedicated to the shareholders, support should be for the board's recommendations.

Management’s record, strategy and tenure will contribute in the decision-making process.  The tendency will be to side with management if, in the past, it has shown the intent and ability to maximize shareholder wealth over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

The following are specific issues that directly impact the financial interest of the shareholders.

A.      Board of Directors

a. Uncontested elections - The Funds will support management’s slate during uncontested elections if the board is independent.  The company is the best judge of who is able and available to serve, and who will work well together.

b. Contested elections - will be evaluated on a case-by-case basis.  Both slates of candidates will be evaluated based on a thorough analysis of each contesting side.

c. Independent compensation committee - an independent committee will best represent shareholder interests and guards against conflicts of interest in executive pay decisions.  An independent or majority independent committee will have no financial interest in the outcome.  The Funds will support proposals for independent compensation committees.

d. Independent nominating committee – The Funds believe that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgment. Therefore, the Funds will support proposals for independent nominating committees.

e. Classified boards - A typical classified board is divided into 3 groups with one group standing for election every third year.  The Funds believe that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy that is crucial when evaluating company issues.  Therefore, the Funds’ policy is to support classified boards, unless an independent board proposes to declassify itself, in which case the Funds will support management.

f. Cumulative voting - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held.  The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees.  The Funds believe that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.  As a result, the Funds do not support cumulative voting.  Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders.  The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders.  Directors should act in the benefit of the majority, not the minority.

g. Independent boards – The Funds believe independent boards will permit clear and independent decision-making, benefiting shareholders’ long-term interests.  Board members who are independent are more likely to protect shareholders’ interests than company executives or other insiders. An “independent director” is defined as an

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individual who has had no personal or business relationship with management, as defined by the relevant exchange.  While the Funds’ policy is to generally support independent boards, there is no objection to including up to 25% of insiders or affiliated outsiders on the board.  Inside directors have intimate knowledge of the company that will be beneficial during discussions of the company’s long-term prospects.  If the board is less than 75% independent, the Funds will withhold their vote for non-CEO board members that are not independent.

h. Separate chairman, CEO positions - Proponents contend that an individual with both positions is accountable to no one.  The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board.  The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen.  Despite the widespread use of this structure in Britain, it is relatively revolutionary in the U.S.  If the board is independent, the Funds will support the company’s recommendation regarding separate chairman, CEO positions.  Other situations will be evaluated on a case-by-case basis.

i. Minimum director stock / fund ownership - proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company.  Additionally, many companies are providing part of their compensation in the form of stock for directors.

Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates.  This could eliminate other candidates who may not be able to pay the price of the required stock.

The Funds will not support proposals for minimum director stock ownership.

j.      Majority vote to elect directors – Shareholder concern about director elections is an outgrowth of their concern about director accountability in the aftermath of corporate scandals. Opponents argue that because of the “holdover” provision applicable to most directors, a resignation policy could be more effective in actually effecting the removal of an unpopular director.  Proponents maintain that a resignation policy approach still leaves such a director technically “elected” and puts the onus on other board members to take action against one of their colleagues.

The Funds will support proposals for a majority vote requirement to elect directors.

k.      Increase/decrease size of board –  The board and management are in the best position to determine the structure for the board.  If the board is independent, the Funds will support proposals to increase or decrease the size of the board if the board will be comprised of at least 5 but no more than 20 members.  Outside of this range, the Funds will vote against a change in the size of a board of directors.

l.      Limit number of boards served – The board and management are in the best position to determine the structure for the board.  The Funds will not support proposals to limit the number of boards a director may serve on.

m.      Term limits - Opponents of term limits sustain that the board and management are in the best position to determine a workable, efficient structure for the board. Furthermore, shareholders may approve or disapprove of certain directors with their vote at annual meetings. The board should be free to identify the individuals who will best serve the shareholders. Supporters of term limits say that limiting the number of years that a director can serve on the board provides a built-in mechanism to force turnover. A structure that specifically limits the period of time a director can serve provides opportunities for recruiting directors with new ideas and perspectives.

The Funds will not support proposals to institute term limits.

B.      Executive / Director compensation

a. Incentive/Stock option plans (establish, amend, add) - proponents contend that incentive/stock option plans are designed to attract, hold and motivate management.  Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance.  By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

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Opponents contend that incentive/stock option plans may dilute the shareholders’ claim on profits and assets and may lead to a shift in the balance of voting control.  Additionally, easily attainable incentive goals may not provide the necessary incentive for management.

If the board is independent and if the company has performed well over the previous 3- or 5- year period, the Funds will generally support these plans.  However, the Funds will not support plans that permit:

● ●
Dilution in excess of the company’s peer group, unless overall executive compensation levels (including the value of the options) are at or below the peer group; or

 Repricing/replacing underwater options

b. Discounted stock options - options that may be exercised at prices below the stock's fair market value on the award date.  Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.  The Funds do not support discounted stock options, as they do not give management much incentive to increase share value, while the purpose of granting stock options is to align executives' interests with those of the shareholders.

c. Exchange of underwater options - options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive.  The Funds do not support the exchange of underwater options that result in a financial gain to the participants since other shareholders have no such protection from falling stock prices and since executives would bear no risk if management is willing to bail them out when the stock price falls.  The Funds will support the exchange of underwater options that do not result in a financial gain to the participants.

d. Cap or limit executive and director pay - The Funds will not support capping or limiting executive or director pay.  Pay flexibility is necessary to motivate and retain top quality executives and align shareholder and management interests.

e. Link pay to performance - Proponents contend that by linking pay to performance management’s interests will be aligned with shareholders.  Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.  As a result, the Funds will support proposals to link pay to performance.  However, the Funds will not support proposals requiring that an excessive portion (75% or more) of equity compensation be performance based.

f. Golden parachute provisions - provide severance payments to top executives who are terminated or demoted after a change in control (takeover).  They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids.  This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job.  Parachutes may also benefit shareholders as they aid in the attraction and retention of managers.

However, opponents contend the existence of these provisions can discourage takeover attempts, as significant sums may have to be paid to company executives.  Executives are already well paid to manage the company and should not have an extra reward.  Additionally, shareholder approval is generally not necessary for enactment of this provision.

Properly conceived, golden parachutes can free management to act in the best interests of shareholders.  Often, however, it is clearly an attempt to raise the cost to a third party of acquiring the company.  Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.  If the board is independent and the company has performed well over the previous 3- or 5-year period, the Funds will support golden parachute provisions.

g.      Executive incentive bonus plans - Section 162(m) of the Internal Revenue Code prohibits companies from deducting more than $1 million in compensation paid to each of the top five executives, unless the compensation is paid under a performance-based, shareholder approved plan. To maintain compliance, these performance-based plans require shareholder approval every five years.

Cash bonus plans can be an important part of an executive's overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company's stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent

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of short-term market share price fluctuations. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Generally, the Funds will support these performance-based plans. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

h.      Supplemental executive retirement plans (SERPs) - Supplemental executive retirement plans (SERPs) provide supplemental retirement benefits for executives in excess of IRS compensation limitations. SERPs are unfunded plans and payable out of the company's general assets. The ability of a company to offer a SERP could affect the company's ability to compete for qualified senior executives, and could place the company at a competitive disadvantage to its peers..

Opponents contend that such benefits are unnecessary given the high levels of executive compensation at most companies.

Generally, the Funds will support SERPs. However, if the compensation committee is not 100% independent, the proposal will be decided on a case-by-case basis.

i.      Advisory Vote on Executive Compensation -   The Dodd-Frank Wall Street Reform and Consumer Protection Act requires companies to conduct non-binding advisory votes on executive compensation at least every three years.

If the board is independent, the Funds will support management.  All other will be decided on a case-by-case basis.

j.      Frequency of Advisory Vote on Executive Compensation – The Dodd-Frank Wall Street Reform and Consumer Protection Act also allows each company to decide whether it will hold an annual, biennial or triennial nonbinding shareholder vote on executive compensation.  Companies are required to allow shareholders the opportunity to vote on the frequency of shareholder votes at least every six years.

If the board is independent, the Funds will support management.  If the board is not independent, the Funds will support a one-year frequency.

C.         RIC Contracts and Policies

a. Investment Advisory Contracts - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

b. Distribution Plans - All proposals pertaining to a RIC's distribution plan will be reviewed on a case-by-case basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits.  The analysis will foremost consider the effects of the proposal on the shareholders.

c. Fundamental Objectives / Policies - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a case-by-case basis.  Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the shareholders.

D.      Confidential voting – The Funds believe that confidential voting restricts communication between shareholders and management.  Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment funds are met.  These representatives are then fully accountable to their constituents.  Confidential voting is also expensive, as voting must be tabulated by a third party before presentation.  The Funds will not support confidential voting.  Management cannot address shareholder concerns if they cannot identify the dissenting voters.  Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues.  Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

E.      Supermajority-voting provisions - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company.  Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares.  Usually this range is from 66% to 80%, but in some cases even higher.

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Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will.  In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed.  Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

The Funds will support supermajority provisions up to 67%.  All situations regarding supermajority-voting provisions larger than 67% will be reviewed on a case-by-case basis.

F.      Right to call a special meeting – Proponents seek to change company’s bylaws and other appropriate governing documents to allow shareholders of between 10% and 25% of outstanding common stock to call a special meeting.  Proponents believe special meetings will allow shareholders to vote on urgent matters that may arise between regularly scheduled meetings.

Opponents contend that typically company regulations allow for majority shareholders to call special meetings which is a reasonable threshold in order to avoid the expense of unnecessary meetings.

The Funds will support these proposals if proposed by management and the board is independent.  However, if proposed by shareholders, the Funds will support proposals for the right to call a special meeting by shareholders of 30% or greater of outstanding common stock.

G.      Right to Act by Written Consent -- Proponents request that the board undertake such steps as may be necessary to permit shareholders to act by written consent of a majority of shares outstanding to the extent permitted by law.  Proponents believe that taking action by written consent in lieu of a meeting is a mechanism shareholders can use to raise important matters outside the normal annual meeting cycle.

Opponents of this proposal believe if implemented it would create confusion because shareholders could receive materials at various points throughout the year requesting action by written consent on a range of issues.  Opponents also believe the company could be burdened by frequent, special interest demands that would tie up money and other valuable resources.  If proposals requiring immediate attention arise, the board can call a special meeting if deemed necessary.

If the board is independent, the Funds will support the company’s recommendation regarding the right to act by written consent.  Other situations will be evaluated on a case-by-case basis.

H.      Anti-takeover proposals – Poison pills, preemptive rights, fair pricing and dual class voting provisions force potential bidders to deal directly with the board of directors.  The board’s role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics.  Fair and equitable offers will not be prevented and will equally benefit all shareholders.

a. Poison pills (Shareholder rights plans) - protect shareholders from coercive and unfair offers.  Therefore, all shareholders should receive a better/fairer offer.  If the board is independent, the Funds will support poison pills. If the board is not independent, each situation involving poison pills will be decided on a case-by-case basis.

b. Preemptive rights - enable shareholders to retain the same percentage of ownership during additional stock offerings.  This eliminates the effect of dilution on the shareholder.  The Funds will support preemptive rights.

c. Fair pricing provisions - require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased.  The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer.  This provision attempts to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders.  The Funds will support fair pricing provisions.

d. Dual class voting provisions - create unequal voting rights among different shareholders.  These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired.  However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism.  With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.  The Funds will not support dual class voting provisions.

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I.      Stock related proposals

a. Increase authorized common/preferred stock - A request for additional shares of stock was, in the past, considered a routine voting item.  Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes."  However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

If the board is independent, the Funds will support increases in common/preferred stock.  The authorization will give companies the ability and flexibility to finance corporate growth.  If the board is not independent, the Funds will not support increases in common/preferred stock.

b. Targeted share placements - the issuance of a specific block of company securities to a friendly shareholder.  These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities.  Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties.  Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests.  Additionally, critics contend that not only do targeted share placements serve to entrench management, but also the holder of the share placement may have a senior claim or return from company assets.

All situations regarding targeted share placements will be reviewed on a case-by-case basis.  Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

J.       Mergers, Acquisitions, Restructurings - These transactions involve fundamental changes in the structure and allocation of a company's assets.  Financial considerations are foremost in these transactions but ERISA fiduciaries are not obligated to take an offer if they feel the long-term interests of the Funds, as a shareholder will be best served by the company continuing as is.

All situations regarding mergers, acquisitions, or restructuring will be reviewed on a case-by-case basis.  Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal.

5.      Other Business -- The Funds will support management with respect to “Other Business.”

6.       Adjourn Meeting – The Funds will support management with respect to proposals to adjourn the shareholder meeting.

All other issues will be decided on a case-by-case basis.  As with other non-routine proposals, decisions will be based primarily on management and board responsiveness to enhancing shareholder wealth.

Issues requiring analysis on a case-by-case basis will be voted according to the Consultant’s recommendation when the Funds own less than 1% of the company’s outstanding shares and less than $3 million of the company’s market capitalization.

International Funds - Procedures

1.      Voting - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers.  Each International Fund has adopted the proxy voting policies and procedures of its respective subadviser(s).  The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies.  If any discrepancies are noted, the Manager will follow up with the International Subadviser.

2.      Conflicts of Interest - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund.  Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders.  If an International Subadviser receives a proxy involving one of these entities, it will notify the

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Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees.  The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees.  The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

All Funds - Other Procedures

1.      Recordkeeping - Records of all votes will be maintained by a) the Consultant for the Domestic Funds and b) the International Subadvisers for the International Funds.  Documentation of all votes for the Domestic Funds will be maintained by the Manager and the Consultant.  Such documentation will include the recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

2.      Disclosure - The Manager, in conjunction with the Consultant, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31.  The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI").  In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI.  The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX.  Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

3.      Board Oversight - On at least an annual basis, the Manager will present a summary of the voting records of the Funds to the Boards of Trustees for their review.  The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers.  In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

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APPENDIX B

Ratings Definitions

Below are summaries of the ratings definitions used by the some of the rating organizations.  Those ratings represent the opinion of the rating organizations as to the credit quality of the issues that they rate. The summaries are based upon publicly available information provided by the NRSROs.

Ratings of Long-Term Obligations - The Funds utilize ratings provided by the following rating organizations in order to determine eligibility of long-term obligations.

Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The NRSROs may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a bond.

The four highest Moody’s ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. Obligations rated A are considered upper-medium grade and are subject to low credit risk. Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Moody’s ratings of Ba, B, Caa, Ca and C are considered below investment grade. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest. Moody’s also appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The four highest Standard & Poor’s ratings for long-term obligations are AAA, AA, A and BBB. An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Standard & Poor’s ratings of BB, B, CCC, CC, C and D are considered below investment grade and are regarded as having significant speculative characteristics. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The four highest ratings for long-term obligations by Fitch Ratings are AAA, AA, A and BBB. Obligations rated AAA are deemed to be of the highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA are deemed to be of very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A are deemed to be of high credit quality. An A rating denotes expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB are deemed to be of good credit quality. BBB ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Fitch’s ratings of BB, B, CCC, CC, C, RD and D are considered below investment grade or speculative grade. Obligations rated BB are deemed to be speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. Obligations rated B are deemed to be highly speculative.  For issuers and performing obligations, B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of RR1 (outstanding). Obligations rated CCC indicate, for issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of RR2 (superior), or RR3 (good) or RR4 (average). Obligations rated CC indicate, for issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of RR4 (average) or RR5 (below average). Obligations rated C indicate, for issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of RR6 (poor). Obligations rated RD indicate an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. Obligations rated D indicate an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (a) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (b) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (c) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation. Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Standard & Poor’s and Fitch Ratings apply indicators (such as “+” and ”-”) and DBRS adds “high” or “low” to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

Ratings of Short-Term Obligations - Moody’s short-term ratings, designated as P-1, P-2 or P-3, are opinions of the ability of issuers to honor short-term financial obligations that generally have an original maturity not exceeding thirteen months. The rating P-1 is the highest short-term rating assigned by Moody’s and it denotes an issuer (or supporting institution) that has a superior ability to repay short-term debt obligations.  The rating P-2 denotes an issuer (or supporting institution) that has a strong ability to repay short-term debt obligations. The rating P-3 denotes an issuer (or supporting institution) that has an acceptable ability for repayment of senior short-term policyholder claims and obligations.

Standard & Poor’s short-term ratings are generally assigned to obligations with an original maturity of no more than 365 days—including commercial paper. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings’ short-term ratings have a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. A rating of F1 denotes an obligation of the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.  A rating of F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. A rating of F3 denotes fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade. A rating of B denotes an obligation that is speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions. A rating of C denotes a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.  A rating of D indicates an entity or sovereign that has defaulted on all of its financial obligations.

PART C
OTHER INFORMATION

Item 15.  Indemnification

See (i) the Amended and Restated Declaration of Trust (the “Declaration of Trust”) of American Beacon Funds (the “Trust” or the “Registrant”), attached as Exhibit (a) to Post-Effective Amendment (“PEA”) No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-11387 and 811-04984) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on December 15, 2004, and the Written Instrument Amending the Amended and Restated Declaration of Trust, attached as Exhibit (a) to PEA  No. 74 to the Registration Statement filed with the SEC on February 27, 2009, and (ii) Bylaws, attached as Exhibit (b) to Post-Effective Amendment No. 23  to the Registration Statement filed with the SEC on December 18, 1997.

Article XI of the Declaration of Trust of the Trust provides that:

Limitation of Liability

Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification

Section 2.

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)           every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)           the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that

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his action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking;

(ii)	the Trust is insured against losses arising out of any such advance payments; or

(iii)
either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

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Numbered Paragraph 8 of the Management Agreement provides that:

8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Numbered Paragraph 11 of the Administration Agreement provides that:

11. Limitation of Liability of [American Beacon Advisors, Inc. (“ABA”)]. ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.

Section 4.2 of the Distribution Agreement provides that:

(a)   Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), "Foreside Indemnitees") from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a "Foreside Claim"):

(i)   any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;

(ii)  any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;

(iii) any material breach of the Clients' agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or

(iv) the reliance on or use by Foreside or its agents or subcontractors of information,

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records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).

(b)   Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the "Clients Indemnitees" and, with the Foreside Indemnitees, an "Indemnitee"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a "Clients Claim" and, with a Foreside Claim, a "Claim"):

(i)   any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.

(ii)  any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or

(iii) any material breach of Foreside's agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof

(d)   The Clients or Foreside (for purpose of this Section 4.2(d), an "Indemnifying Party") may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.

(e)   An Indemnifying Party's obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

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(f)           The provisions of this section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

Section 4.3 of the Distribution Agreement provides that:

Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:

(a)   Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;

(b)   Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;

(c)   No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;

(d)   Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

(e)   Each Party shall have a duty to mitigate damages for which the other Party may become responsible;

(f)   The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Bridgeway Fund to which Foreside's rights or claims relate in settlement of such rights or claims; and

(g)   Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 16.  Exhibits.

(1)	(a)	Amended and Restated Declaration of Trust of Registrant, dated November 1, 2004 – (x)
	(b)	Written Instrument Amending the Amended and Restated Declaration of Trust, filed with the Commonwealth of Massachusetts on March 23, 2005 – (xvi)

(2)	Bylaws – (i)

(3)	Voting Trust Agreements – (not applicable)

(4)	Form of Agreement and Plan of Reorganization and Termination – (filed herewith as Appendix A to the Combined Proxy Statement and Prospectus)

(5)
Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V, VI and XI of the Registrant’s Bylaws

(6)	(a)
Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (xv)

	(b)	Amendment to Management Agreement, dated February 13, 2009 – (xvi)
	(c)	Form of Amendment to Management Agreement – (xix)

(7)	(a)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (xvii)
	(b)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated September 1, 2010 – (xxii)
	(c)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 14, 2011 – (xxiv)
	(d)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated July 1, 2011 – (xxv)

(8)	Bonus, profit sharing or pension plans – (not applicable)

(9)		Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 – (ii)
(10)	(a)	Amended and Restated Plan pursuant to Rule 18f-3, dated July 24, 2009 – (xviii)

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	(b)	Distribution Plan pursuant to Rule 12b-1 for the A Class – (xx)
(11)		Opinion of Counsel as to the Legality of Shares Being Registered – (filed herewith)

(12)	Opinion of Counsel on Tax Matters – (to be filed by subsequent amendment)

(13)		Other Material Contracts
(a)(1)
Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated September 12, 2008 –  (xv)

(a)(2)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated April 30, 2009 – (xvii)

(a)(3)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 24, 2009 – (xviii)

(a)(4)
Form of Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc. — (xix)

(a)(5)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated November 18, 2010 – (xxii)

(a)(6)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 1, 2011 – (xxv)

	(b)(1)	Service Plan Agreement for the American Beacon Funds Investor Class, dated March 6, 2009 – (xviii)
	(b)(2)	Service Plan Agreement for the American Beacon Funds A Class, dated February 16, 2010 – (xx)
	(b)(3)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated December 15, 2010 – (xxiii)
	(b)(4)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated July 1, 2011 – (xxv)
	(c)(1)	Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 – (ii)

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(c)(2)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated July 24, 2002 – (vi)
(c)(3)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (vii)
(c)(4)	Amendment to Transfer Agency and Service Agreement to replace fee schedule, dated March 26, 2004 – (xiii)
(d)(1)	Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 – (ii)
(d)(2)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 – (v)
(d)(3)	Amendment to Securities Lending Authorization Agreement to add Large-Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 – (iv)
(d)(4)	Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 – (iv)
(d)(5)	Amendment to Securities Lending Authorization Agreement to add Mid-Cap Value Fund, dated June 30, 2004 – (ix)
(d)(6)	Amendment to Securities Lending Authorization Agreement regarding lending in new countries, dated August 12, 2005 – (xi)
(d)(7)	Amendment to Securities Lending Authorization Agreement to add Small Cap Value Opportunity Fund, dated March 31, 2006 – (xii)
(e)	Amended and Restated Credit Agreement between American Beacon Funds and American Beacon Advisors, Inc., dated January 31, 2008 – (xiv)

(14)	Consent of Independent Registered Public Accounting Firm – (filed herewith)

(15)	Financial Statements Omitted Pursuant to Item 14(a)(1) – (not applicable)

(16)	Powers of Attorney – (filed herewith)

(17)		Other Exhibits
	(a)	Form of Proxy Card – (filed herewith)
	(b)	Prospectus for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (filed herewith)
	(c)	Statement of Additional Information for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (filed herewith)

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(d)	Annual Report to Shareholders of the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc. – (filed herewith)

_________________________

(i)
Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 18, 1997.

(ii)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 27, 1998.

(iii)
Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on July 7, 2000.

(iv)
Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 29, 2000.

(v)
Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 28, 2001.

(vi)
Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on October 1, 2002.

(vii)
Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on February 28, 2003.

(viii)
Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on July 1, 2003.

(ix)
Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on June 30, 2004.

(x)
Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the American AAdvantage Funds as filed with the Securities and Exchange Commission on December 15, 2004.

(xi)
Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on September 30, 2005.

(xii)	Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on March 31, 2006.

(xiii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-

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1A of American Beacon Funds as filed with the Securities and Exchange Commission on March 1, 2007.

(xiv)
Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on February 29, 2008.

(xv)
Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 31, 2008.

(xvi)
Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on February 27, 2009.

(xvii)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on May1, 2009.

(xviii)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on August 3, 2009.

(xix)
Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of American Beacon Funds as filed with the Securities and Exchange Commission on December 22, 2009.

(xx)	Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2010.

(xxi)	Incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 17, 2010.

(xxii)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 14, 2010.

(xxiii)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010.

(xxiv)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A with the Securities and Exchange Commission on April 19, 2011.

(xxv)	Incorporated by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A with the Securities and Exchange Commission on July 5, 2011.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the

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amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Fort Worth and the State of Texas on the 14th day of November 2011.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	November 14, 2011
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	November 14, 2011
Melinda G. Heika

W. Humphrey Bogart*	Trustee	November 14, 2011
W. Humphrey Bogart

Brenda A. Cline*	Trustee	November 14, 2011
Brenda A. Cline

Eugene J. Duffy*	Trustee	November 14, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	November 14, 2011
Thomas M. Dunning

Alan D. Feld*	Trustee	November 14, 2011
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	November 14, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	November 14, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	November 14, 2011
Paul J. Zucconi

*By         /s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.11	Opinion of Counsel as to the Legality of Shares Being Registered
EX-99.14	Consent of Independent Registered Public Accounting Firm
EX-99.16	Powers of Attorney
EX-99.17(a)	Form of Proxy Card
EX-99.17(b)	Prospectus for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc.
EX-99.17(c)	Statement of Additional Information for the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc.
EX-99.17(d)	Annual Report to Shareholders of the Bridgeway Large-Cap Value Fund of Bridgeway Funds, Inc.